                                                      File Number 2-89208

                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549
                                     FORM N-4
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

        Pre-Effective Amendment Number
                                        --------               ---


        Post-Effective Amendment Number    17                   X
                                        --------               ---


      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                       Amendment Number ___________

                               VARIABLE FUND D
         -------------------------------------------------------
                         (Exact Name of Registrant)


                      MINNESOTA LIFE INSURANCE COMPANY
          (formerly The Minnesota Mutual Life Insurance Company)
         -------------------------------------------------------
                             (Name of Depositor)

        400 ROBERT STREET NORTH, ST. PAUL, MINNESOTA  55101-2098
        --------------------------------------------------------
        (Depositor's Principal Executive Offices)     (Zip Code)

    Depositor's Telephone Number, Including Area Code:  (651) 665-3500


                               Dennis E. Prohofsky
               Senior Vice President, General Counsel and Secretary
                         Minnesota Life Insurance Company
                             400 Robert Street North

                        ST. PAUL, MINNESOTA  55101-2098
         -------------------------------------------------------
                    (Name and Address of Agent for Service)

                                  Copy to:
                           J. Sumner Jones, Esq.
                           Jones & Blouch L.L.P.
                     1025 Thomas Jefferson Street N.W.
                              Suite 405 West
                           Washington, D.C.  20007

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (check appropriate box)

        immediately upon filing pursuant to paragraph (b) of Rule 485
    ---
        on (date) pursuant to paragraph (b) of Rule 485
    ---
        60 days after filing pursuant to paragraph (a)(1) of Rule 485
    ---
     X  on May 3, 1999 pursuant to paragraph (a)(1) of Rule 485
    ---


IF APPROPRIATE, CHECK THE FOLLOWING BOX:
    ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.




                     TITLE OF SECURITIES BEING REGISTERED
                          Variable Annuity Contracts

                                        PART A

                         INFORMATION REQUIRED IN A PROSPECTUS

                                   Variable Fund D

                         Cross Reference Sheet to Prospectus



Form N-4

Item Number         Caption in Prospectus
    1.              Cover Page

    2.              Definitions

    3.              Synopsis

    4.              Condensed Financial Information

    5.              General Descriptions

    6.              Contract Deductions

    7.              Description of the Contracts

    8.              Annuity Period

    9.              Death Benefit

   10.              Crediting Accumulation Units

   11.              Withdrawals and Surrender

   12.              Federal Tax Status

   13.              Not applicable

   14.              Table of Contents of the Statement of Additional Information

                                VARIABLE FUND D
                                   PROSPECTUS
    INDIVIDUAL VARIABLE ANNUITY CONTRACT OF MINNESOTA LIFE'S VARIABLE FUND D

This Prospectus describes a Flexible Payment Deferred Variable Annuity Contract and a Single Premium Deferred Variable Annuity Contract offered by Minnesota Life Insurance Company. These contracts may be used in connection with certain retirement plans including:

    - Employer pension or profit-sharing plans qualified under Section 401(a) or 403(b) of the Internal Revenue Code ("Code");

    -  H.R. 10 or Keogh plans

    - Annuity purchase plans adopted by public school systems and certain tax exempt organizations pursuant to Section 403(b) of the Code

    - Individual retirement annuity plans adopted by individuals under Section 408 of the Code

    -  State deferred compensation plans described in Section 457 of the Code

Your contract values will be invested in our General Account or Variable Fund D according to your instructions. Variable Fund D invests in shares of the Advantus Series Fund, Inc. Purchase payments in the General Account receive interest and principal guarantees. Purchase payments in Variable Fund D are invested in one or more Portfolios of Advantus Series Fund, Inc. and do not receive any principal or interest guarantees.

This Prospectus describes only the variable aspects of the contracts, except where fixed aspects are specifically mentioned. You may look to your contract language for descriptions of the fixed portion of the contracts.

This Prospectus includes the information you should know before purchasing a contract. You should read it and keep it for future reference. A Statement of Additional Information, bearing the same date, which contains further contract information, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling (651) 665-3500, or by writing us at our office at 400 Robert Street North, St. Paul, Minnesota 55101-2098.

  THIS PROSPECTUS IS NOT VALID UNLESS ATTACHED TO A CURRENT PROSPECTUS OF THE
                           ADVANTUS SERIES FUND, INC.

  THE SEC HAS NOT APPROVED OR DISAPPROVED THE CONTRACTS OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A
                               CRIMINAL OFFENSE.

The date of this Prospectus and the Statement of Additional Information is: May
                                    3, 1999
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101-2098
Telephone: (651) 665-3500
http://www.minnesotamutual.com

F. 30742 Rev. 5-1999

  THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION IN WHICH THE OFFERING
   WOULD BE UNLAWFUL. WE HAVE NOT AUTHORIZED ANY DEALER, SALESPERSON OR OTHER PERSON TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH
  THIS OFFERING OTHER THAN THOSE CONTAINED IN THE PROSPECTUS AND, IF GIVEN OR
                        MADE, SHOULD NOT BE RELIED UPON.

TABLE OF CONTENTS

DEFINITIONS                                                                    1

SYNOPSIS                                                                       2

EXPENSE TABLE                                                                  5

CONDENSED FINANCIAL INFORMATION                                               20

FINANCIAL STATEMENTS                                                          20

GENERAL DESCRIPTIONS                                                          20

CONTRACT DEDUCTIONS                                                           22
       Sales Charges                                                          22
       Premium Taxes                                                          24
       Investment Management                                                  24
       Mortality and Expense Risks                                            25
       Expenses                                                               25
       Other Expenses                                                         25

DESCRIPTION OF THE CONTRACTS                                                  26

VOTING RIGHTS                                                                 28

ANNUITY PERIOD                                                                29

DEATH BENEFIT                                                                 33

CREDITING ACCUMULATION UNITS                                                  34

WITHDRAWALS AND SURRENDER                                                     38

DISTRIBUTION                                                                  39

FEDERAL TAX STATUS                                                            40

PERFORMANCE DATA                                                              45

YEAR 2000 COMPUTER PROBLEM                                                    46

STATEMENT OF ADDITIONAL INFORMATION                                           46

APPENDIX A -- CONDENSED FINANCIAL INFORMATION                                A-1

APPENDIX B -- TYPES OF QUALIFIED PLANS                                       B-1

SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: an accounting device used to determine the value of a contract before annuity payments begin.

ACCUMULATION VALUE: the sum of the values under a contract in the General Account and in Variable Fund D.

ANNUITY: a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain.

ANNUITY UNIT: an accounting device used to determine the amount of annuity payments.

CODE:  the Internal Revenue Code of 1986, as amended.

CONTRACT OWNER: the owner of the contract, which could be the annuitant, his or her employer, or a trustee acting on behalf of the employer.

CONTRACT YEAR: a period of one year beginning with the contract date or a contract anniversary.

FIXED ANNUITY: an annuity providing for payments of guaranteed amounts throughout the payment period.

FUND: the mutual fund or separate investment portfolio within a series mutual fund which has been designated as an eligible investment for Variable Fund D, namely, Advantus Series Fund, Inc. and its Portfolios.

GENERAL ACCOUNT: all of our assets other than those in Variable Fund D or in other separate accounts established by us.

PARTICIPANT: a person for whom an interest is maintained under a group annuity contract, prior to the time that annuity payments begin.

PLAN: a tax-qualified employer pension, profit-sharing, or annuity purchase plan under which benefits are to be provided by the variable annuity contracts described herein.

PURCHASE PAYMENTS:  amounts paid to us under a contract.

VALUATION DATE:  each date on which a Fund Portfolio is valued.

VARIABLE ANNUITY: an annuity providing for payments varying in amount in accordance with the investment experience of Variable Fund D.

VARIABLE FUND D: a separate investment account called Variable Fund D, where the investment experience of its assets is kept separate from our other assets. This separate account has several sub-accounts.

WE, OUR, US: Minnesota Life Insurance Company (formerly "The Minnesota Mutual Life Insurance Company").

YOU, YOUR:  the Contract Owner

THIS SYNOPSIS CONTAINS A BRIEF SUMMARY OF SOME OF THE
IMPORTANT FEATURES OF THE VARIABLE ANNUITY CONTRACTS
DESCRIBED IN THIS PROSPECTUS.

QUESTIONS AND ANSWERS ABOUT
THE VARIABLE ANNUITY CONTRACT

WHAT IS AN ANNUITY?

An annuity is a series of payments by an insurance company to an "annuitant". These payments may be made for the life of the annuitant; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person; or for a specified period of time. An annuity with payments of a guaranteed amount is a fixed annuity. An annuity with payments which vary with the investment experience of a separate account is a variable annuity.

WHAT TYPE OF CONTRACT IS OFFERED BY THIS PROSPECTUS?

Two types of variable annuity contracts are offered, a flexible payment deferred variable annuity contract and a single payment deferred variable annuity. Both provide for monthly annuity payments which begin either immediately of at a future date you specify. According to your instructions we allocate your purchase payments to the General Account, where they receive principal and interest guarantees, or to Variable Fund D. Variable Fund D invests in one or more portfolios of Advantus Series Fund, Inc. which do not receive principal or interest guarantees.

WHAT INVESTMENT OPTIONS ARE AVAILABLE?

Any purchase payments you allocate to Variable Fund D are invested exclusively in shares of one or more Fund Portfolios. We reserve the right to add, combine or remove other eligible Funds and Portfolios.

The available Portfolios of Advantus Fund are:

       Growth Portfolio
       Bond Portfolio
       Money Market Portfolio
       Asset Allocation Portfolio
       Mortgage Securities Portfolio
       Index 500 Portfolio
       Capital Appreciation Portfolio
       International Stock Portfolio
       Small Company Growth Portfolio

There is no assurance that any Portfolio will meet its objectives. Detailed information about the investment objectives and policies of the Portfolios can be found in the current prospectus for each Fund, which are attached to this Prospectus. You should carefully read each Fund prospectus before purchasing in the contract.

CAN YOU CHANGE THE PORTFOLIO(S) THAT YOU SELECT?

Yes. You can change your allocation of future purchase payments by giving us written notice or a telephone call notifying us of the change. Before annuity payments begin, you may transfer all or a part of your accumulation value between and among the Portfolios and General Account. After annuity payments begin, you may instruct us to transfer amounts held as annuity reserves among the variable annuity sub-accounts, subject to some restrictions. Annuity reserves may be transferred only from a variable annuity to a fixed annuity during the annuity period.

ARE THERE PURCHASE PAYMENT LIMITATIONS?

Yes. The minimum purchase payment for a Single Payment Deferred Variable Annuity Contract is $5,000 and may not exceed $250,000 without our consent. The minimum purchase payment for the Flexible Payment Deferred Annuity Contract of $25.00. We are currently waiving the minimum for the Flexible Payment Deferred Annuity Contract.

WHAT CHARGES ARE ASSOCIATED WITH THE CONTRACT?

We deduct a daily charge equal to an annual rate of .795% of the net asset value of Variable Fund D for our mortality and expense risk guarantees.

Under the Flexible Payment Deferred Variable Annuity Contract a deferred sales charge of up to 9.0% of purchase payments may apply is you make partial withdrawals or surrender your contract within 10 or fewer years after your last purchase payment. Under the Single Payment Deferred Immediate Annuity Contract a deferred sales charge of up to 6.0% of the purchase payment may apply if you make partial withdrawals or surrender you contract within 10 or fewer years after your last purchase payment.

Deductions for any applicable premium taxes may also be made (currently such taxes range from 0.0% to 3.5%) depending upon applicable law.

The Portfolio pays investment advisory and other expenses. Total expenses of the Portfolios range from .45% to .82% of average daily net assets of the Portfolio on an annual basis. To the extent the cost of investment advisory services in the Fund exceeds .265%, Minnesota Life will make a reimbursement to Variable Fund D contracts.

CAN YOU MAKE PARTIAL WITHDRAWALS FROM THE CONTRACT?

Yes. Subject to limitations imposed by the retirement plan or program, you may make withdrawals of the accumulation value of your contract before an annuity begins. Your requests for partial withdrawals must be in writing.

Partial withdrawals are generally subject to the deferred sales charge. In addition, a penalty tax on the amount of the taxable distribution may be assessed upon withdrawals from the variable annuity contract in certain circumstances, including distributions made prior to the owner's attainment of age 59 1/2.

DO YOU HAVE A RIGHT TO CANCEL YOUR CONTRACT?

Yes. You may cancel your contract any time within ten days of receiving it by returning it to us or your agent. In some states, the free look period may be longer than ten days. For example, California's free look period is thirty days. These rights are subject to change and may vary among the states.

WHAT IF THE OWNER OR ANNUITANT DIES?

If the contract owner dies before annuity payments begin, we will pay the death benefit to the beneficiary named in the contract application. In the case of joint owners, this amount would be payable at the death of the second owner. The death benefit payable to the beneficiary upon the death of the contract owner during the accumulation period is equal to the greater of:

    -  the amount of the accumulation value payable at death; or

    -  the total amount of your purchase, less all partial withdrawals.

If the annuitant dies after annuity payments have begin, we will pay whatever death benefit may be called for by the terms of the annuity option selected. If the owner of this contract is other than a natural person, such as a trust or other similar entity, we will pay a death benefit of the accumulation value to the named beneficiary on the death of the annuitant if death occurs prior to the commencement of annuity payments.

WHAT ANNUITY OPTIONS ARE AVAILABLE?

The annuity options available are:

    -  a life annuity;

    - a life annuity with a period certain of either 120 months, 180 months or 240 months;

    -  a joint and last survivor annuity and

    -  a period certain annuity.

Each annuity option may be elected as either a variable annuity or fixed annuity or a combination of the two. Other annuity options may be available from us on request.

WHAT VOTING RIGHTS DO YOU HAVE?

Contract owners and annuitants will be able to direct us as to how to vote shares of the Funds held for their contracts where shareholder approval is required by law in the affairs of the Funds.

EXPENSE TABLE

The following contract expense information is intended to illustrate the expense of Variable Fund D variable annuity contracts. All expenses shown are rounded to the nearest dollar. The information contained in the tables must be considered with the narrative information which immediately follows them in this heading.

INDIVIDUAL SINGLE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACT

CONTRACT OWNER TRANSACTION EXPENSES

Deferred Sales Load (as a percentage    6% decreasing uniformly by .05% for
  of amount surrendered or withdrawn)   each of the first 120 months from the
                                        contract date

SEPARATE ACCOUNT ANNUAL EXPENSES--GROWTH SUB-ACCOUNT
(as a percentage of average daily sub-account net assets)

Investment Management Fee Reimbursement                        (.235)%
Mortality and Expense Risk Fees                                 .795%
Other Expense Reimbursement                                    (.050)%
                                                            --------
Total Sub-Account Annual Expenses                               .510%
                                                            --------
                                                            --------

ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
(as a percentage of Advantus Series Fund average net assets for the Growth Portfolio)

Growth Portfolio
Investment Management Fees                                      .500%
Other Expenses                                                  .050%
                                                            --------
Total Growth Portfolio Annual Expenses                          .550%
                                                            --------
                                                            --------

EXAMPLE--For contracts using the Growth Portfolio:

                                                                                         10
                                                            1 YEAR   3 YEARS  5 YEARS   YEARS
                                                            -------  -------  -------  -------
If you surrender your contract at the end of the
  applicable time period:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $   61   $   76   $   91   $  129
If you annuitize at the end of the applicable time
  period:*
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $   11   $   34   $   58   $  129
If you do NOT surrender your contract:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $   11   $   34   $   58   $  129

SEPARATE ACCOUNT ANNUAL EXPENSES--BOND SUB-ACCOUNT
(as a percentage of average daily sub-account net assets)

Investment Management Fee Reimbursement                        (.235)%
Mortality and Expense Risk Fees                                 .795%
                                                            --------
Total Sub-Account Annual Expenses                               .560%
                                                            --------
                                                            --------

ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
(as a percentage of Advantus Series Fund average net assets for the Bond Portfolio)

Bond Portfolio
Investment Management Fees                                      .500%
Other Expenses                                                  .070%
                                                            --------
Total Bond Portfolio Annual Expenses                            .570%
                                                            --------
                                                            --------

EXAMPLE--For contracts using the Bond Portfolio:

                                                                                         10
                                                            1 YEAR   3 YEARS  5 YEARS   YEARS
                                                            -------  -------  -------  -------
If you surrender your contract at the end of the
  applicable time period:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $   62   $   78   $   95   $  137
If you annuitize at the end of the applicable time
  period:*
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $   12   $   36   $   62   $  137
If you do NOT surrender your contract:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $   12   $   36   $   62   $  137

SEPARATE ACCOUNT ANNUAL EXPENSES--MONEY MARKET SUB-ACCOUNT
(as a percentage of average daily sub-account net assets)

Investment Management Fee Reimbursement                        (.235)%
Mortality and Expense Risk Fees                                 .795%
                                                            --------
Total Sub-Account Annual Expenses                               .560%
                                                            --------
                                                            --------

ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
(as a percentage of Advantus Series Fund average net assets for the Money Market Portfolio)

Money Market Portfolio
Investment Management Fees                                      .500%
Other Expenses                                                  .090%
                                                            --------
Total Money Market Portfolio Annual Expenses                    .590%
                                                            --------
                                                            --------

EXAMPLE--For contracts using the Money Market Portfolio:

                                                                                         10
                                                            1 YEAR   3 YEARS  5 YEARS   YEARS
                                                            -------  -------  -------  -------
If you surrender your contract at the end of the
  applicable time period:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $   62   $   79   $   96   $  140
If you annuitize at the end of the applicable time
  period:*
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $   12   $   37   $   63   $  140
If you do NOT surrender your contract:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $   12   $   37   $   63   $  140

SEPARATE ACCOUNT ANNUAL EXPENSES--ASSET ALLOCATION SUB-ACCOUNT
(as a percentage of average daily sub-account net assets)

Investment Management Fee Reimbursement                        (.235)%
Mortality and Expense Risk Fees                                 .795%
                                                            --------
Total Sub-Account Annual Expenses                               .560%
                                                            --------
                                                            --------

ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
(as a percentage of Advantus Series Fund average net assets for the Asset Allocation Portfolio)

Asset Allocation Portfolio
Investment Management Fees                                      .500%
Other Expenses                                                  .050%
                                                            --------
Total Asset Allocation Portfolio Annual Expenses                .550%
                                                            --------
                                                            --------

EXAMPLE--For contracts using the Asset Allocation Portfolio:

                                                                                         10
                                                            1 YEAR   3 YEARS  5 YEARS   YEARS
                                                            -------  -------  -------  -------
If you surrender your contract at the end of the
  applicable time period:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $   62   $   78   $   94   $  135
If you annuitize at the end of the applicable time
  period:*
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $   11   $   35   $   61   $  135
If you do NOT surrender your contract:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $   11   $   35   $   61   $  135

SEPARATE ACCOUNT ANNUAL EXPENSES--MORTGAGE SECURITIES SUB-ACCOUNT
(as a percentage of average daily sub-account net assets)

Investment Management Fee Reimbursement                        (.235)%
Mortality and Expense Risk Fees                                 .795%
                                                            --------
Total Sub-Account Annual Expenses                               .560%
                                                            --------
                                                            --------

ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
(as a percentage of Advantus Series Fund average net assets for the Mortgage Securities Portfolio)

Mortgage Securities Portfolio
Investment Management Fees                                      .500%
Other Expenses                                                  .090%
                                                            --------
Total Mortgage Securities Portfolio Annual Expenses             .590%
                                                            --------
                                                            --------

EXAMPLE--For contracts using the Mortgage Securities Portfolio:

                                                                                         10
                                                            1 YEAR   3 YEARS  5 YEARS   YEARS
                                                            -------  -------  -------  -------
If you surrender your contract at the end of the
  applicable time period:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $   62   $   79   $   96   $  140
If you annuitize at the end of the applicable time
  period:*
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $   12   $   37   $   63   $  140
If you do NOT surrender your contract:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $   12   $   37   $   63   $  140

SEPARATE ACCOUNT ANNUAL EXPENSES--INDEX 500 SUB-ACCOUNT
(as a percentage of average daily sub-account net assets)

Investment Management Fee Reimbursement                        (.135)%
Mortality and Expense Risk Fees                                 .795%
                                                            --------
Total Sub-Account Annual Expenses                               .660%
                                                            --------
                                                            --------

ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
(as a percentage of Advantus Series Fund average net assets for the Index 500 Portfolio)

Index 500 Portfolio
Investment Management Fees                                      .400%
Other Expenses                                                  .050%
                                                            --------
Total Index 500 Portfolio Annual Expenses                       .450%
                                                            --------
                                                            --------

EXAMPLE--For contracts using the Index 500 Portfolio:

                                                                                         10
                                                            1 YEAR   3 YEARS  5 YEARS   YEARS
                                                            -------  -------  -------  -------
If you surrender your contract at the end of the
  applicable time period:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $   62   $   78   $   94   $  135
If you annuitize at the end of the applicable time
  period:*
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $   11   $   35   $   61   $  135
If you do NOT surrender your contract:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $   11   $   35   $   61   $  135

SEPARATE ACCOUNT ANNUAL EXPENSES--SMALL COMPANY GROWTH SUB-ACCOUNT (as a percentage of average daily sub-account net assets)

Investment Management Fee Reimbursement                        (.485)%
Mortality and Expense Risk Fees                                 .795%
                                                            --------
Total Sub-Account Annual Expenses                               .310%
                                                            --------
                                                            --------

ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
(as a percentage of Advantus Series Fund average net assets for the Small Company Growth Portfolio)

Small Company Growth Portfolio
Investment Management Fees                                      .750%
Other Expenses                                                  .070%
                                                            --------
Total Small Company Growth Portfolio Annual Expenses            .820%
                                                            --------
                                                            --------

EXAMPLE--For contracts using the Small Company Growth Portfolio:

                                                                                         10
                                                            1 YEAR   3 YEARS  5 YEARS   YEARS
                                                            -------  -------  -------  -------
If you surrender your contract at the end of the
  applicable time period:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $   62   $   78   $   95   $  137
If you annuitize at the end of the applicable time
  period:*
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $   12   $   36   $   62   $  137
If you do NOT surrender your contract:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $   12   $   36   $   62   $  137

INDIVIDUAL FLEXIBLE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACT

CONTRACT OWNER TRANSACTION EXPENSES

Deferred Sales Load (as a percentage    9% decreasing uniformly by .075% for
  of amount surrendered or withdrawn)   each of the first 120 months from the
                                        contract date

SEPARATE ACCOUNT ANNUAL EXPENSES--GROWTH SUB-ACCOUNT
(as a percentage of average daily sub-account net assets)

Investment Management Fee Reimbursement                        (.235)%
Mortality and Expense Risk Fees                                 .795%
Other Expense Reimbursement                                    (.050)%
                                                            --------
Total Sub-Account Annual Expenses                               .510%
                                                            --------
                                                            --------

ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
(as a percentage of Advantus Series Fund average net assets for the Growth Portfolio)

Growth Portfolio
Management Fees                                                 .500%
Other Expenses                                                  .050%
                                                            --------
Total Growth Portfolio Annual Expenses                          .550%
                                                            --------
                                                            --------

EXAMPLE--For contracts using the Growth Portfolio:

                                                                                         10
                                                            1 YEAR   3 YEARS  5 YEARS   YEARS
                                                            -------  -------  -------  -------
If you surrender your contract at the end of the
  applicable time period:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $   87   $   97   $  108   $  129
If you annuitize at the end of the applicable time
  period:*
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $   11   $   34   $   58   $  129
If you do NOT surrender your contract:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $   11   $   34   $   58   $  129

SEPARATE ACCOUNT ANNUAL EXPENSES--BOND SUB-ACCOUNT
(as a percentage of average daily sub-account net assets)

Investment Management Fee Reimbursement                        (.235)%
Mortality and Expense Risk Fees                                 .795%
                                                            --------
Total Sub-Account Annual Expenses                               .560%
                                                            --------
                                                            --------

ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
(as a percentage of Advantus Series Fund average net assets for the Bond Portfolio)

Bond Portfolio
Management Fees                                                 .500%
Other Expenses                                                  .070%
                                                            --------
Total Bond Portfolio Annual Expenses                            .570%
                                                            --------
                                                            --------

EXAMPLE--For contracts using the Bond Portfolio:

                                                                                         10
                                                            1 YEAR   3 YEARS  5 YEARS   YEARS
                                                            -------  -------  -------  -------
If you surrender your contract at the end of the
  applicable time period:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $   87   $   99   $  111   $  137
If you annuitize at the end of the applicable time
  period:*
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $   12   $   36   $   62   $  137
If you do NOT surrender your contract:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $   12   $   36   $   62   $  137

SEPARATE ACCOUNT ANNUAL EXPENSES--MONEY MARKET SUB-ACCOUNT
(as a percentage of average daily sub-account net assets)

Investment Management Fee Reimbursement                        (.235)%
Mortality and Expense Risk Fees                                 .795%
                                                            --------
Total Sub-Account Annual Expenses                               .560%
                                                            --------
                                                            --------

ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
(as a percentage of Advantus Series Fund average net assets for the Money Market Portfolio)

Money Market Portfolio
Management Fees                                                 .500%
Other Expenses                                                  .090%
                                                            --------
Total Money Market Portfolio Annual Expenses                    .590%
                                                            --------
                                                            --------

EXAMPLE--For contracts using the Money Market Portfolio:

                                                                                         10
                                                            1 YEAR   3 YEARS  5 YEARS   YEARS
                                                            -------  -------  -------  -------
If you surrender your contract at the end of the
  applicable time period:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $   87   $  100   $  112   $  140
If you annuitize at the end of the applicable time
  period:*
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $   12   $   37   $   63   $  140
If you do NOT surrender your contract:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $   12   $   37   $   63   $  140

SEPARATE ACCOUNT ANNUAL EXPENSES--ASSET ALLOCATION SUB-ACCOUNT
(as a percentage of average daily sub-account net assets)

Investment Management Fee Reimbursement                        (.235)%
Mortality and Expense Risk Fees                                 .795%
                                                            --------
Total Sub-Account Annual Expenses                               .560%
                                                            --------
                                                            --------

ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
(as a percentage of Advantus Series Fund average net assets for the Asset Allocation Portfolio)

Asset Allocation Portfolio
Management Fees                                                 .500%
Other Expenses                                                  .050%
                                                            --------
Total Asset Allocation Portfolio Annual Expenses                .550%
                                                            --------
                                                            --------

EXAMPLE--For contracts using the Asset Allocation Portfolio:

                                                                                         10
                                                            1 YEAR   3 YEARS  5 YEARS   YEARS
                                                            -------  -------  -------  -------
If you surrender your contract at the end of the
  applicable time period:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $   87   $   99   $  110   $  135
If you annuitize at the end of the applicable time
  period:*
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $   11   $   35   $   61   $  135
If you do NOT surrender your contract:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $   11   $   35   $   61   $  135

SEPARATE ACCOUNT ANNUAL EXPENSES--MORTGAGE SECURITIES SUB-ACCOUNT
(as a percentage of average daily sub-account net assets)

Investment Management Fee Reimbursement                        (.235)%
Mortality and Expense Risk Fees                                 .795%
                                                            --------
Total Sub-Account Annual Expenses                               .560%
                                                            --------
                                                            --------

ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
(as a percentage of Advantus Series Fund average net assets for the Mortgage Securities Portfolio)

Mortgage Securities Portfolio
Management Fees                                                 .500%
Other Expenses                                                  .090%
                                                            --------
Total Mortgage Securities Portfolio Annual Expenses             .590%
                                                            --------
                                                            --------

EXAMPLE--For contracts using the Mortgage Securities Portfolio:

                                                                                         10
                                                            1 YEAR   3 YEARS  5 YEARS   YEARS
                                                            -------  -------  -------  -------
If you surrender your contract at the end of the
  applicable time period:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $   87   $  100   $  112   $  140
If you annuitize at the end of the applicable time
  period:*
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $   12   $   37   $   63   $  140
If you do NOT surrender your contract:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $   12   $   37   $   63   $  140

SEPARATE ACCOUNT ANNUAL EXPENSES--INDEX 500 SUB-ACCOUNT
(as a percentage of average daily sub-account net assets)

Investment Management Fee Reimbursement                        (.135)%
Mortality and Expense Risk Fees                                 .795%
                                                            --------
Total Sub-Account Annual Expenses                               .660%
                                                            --------
                                                            --------

ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
(as a percentage of Advantus Series Fund average net assets for the Index 500 Portfolio)

Index 500 Portfolio
Management Fees                                                 .400%
Other Expenses                                                  .050%
                                                            --------
Total Index 500 Portfolio Annual Expenses                       .450%
                                                            --------
                                                            --------

EXAMPLE--For contracts using the Index 500 Portfolio:

                                                                                         10
                                                            1 YEAR   3 YEARS  5 YEARS   YEARS
                                                            -------  -------  -------  -------
If you surrender your contract at the end of the
  applicable time period:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $   87   $   99   $  110   $  135
If you annuitize at the end of the applicable time
  period:*
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $   11   $   35   $   61   $  135
If you do NOT surrender your contract:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $   11   $   35   $   61   $  135

SEPARATE ACCOUNT ANNUAL EXPENSES--SMALL COMPANY GROWTH SUB-ACCOUNT (as a percentage of average daily sub-account net assets)

Investment Management Fee Reimbursement                        (.485)%
Mortality and Expense Risk Fees                                 .795%
                                                            --------
Total Sub-Account Annual Expenses                               .310%
                                                            --------
                                                            --------

ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
(as a percentage of Advantus Series Fund average net assets for the Small Company Growth Portfolio)

Small Company Growth Portfolio
Investment Management Fees                                      .750%
Other Expenses                                                  .070%
                                                            --------
Total Small Company Growth Portfolio Annual Expenses            .820%
                                                            --------
                                                            --------

EXAMPLE--For contracts using the Small Company Growth Portfolio:

                                                                                         10
                                                            1 YEAR   3 YEARS  5 YEARS   YEARS
                                                            -------  -------  -------  -------
If you surrender your contract at the end of the
  applicable time period:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $   87   $   99   $  111   $  137
If you annuitize at the end of the applicable time
  period:*
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $   12   $   36   $   62   $  137
If you do NOT surrender your contract:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $   12   $   36   $   62   $  137

The tables shown above are to assist a contract owner in understanding the costs and expenses that a contract will bear directly or indirectly. For more information on contract costs and expenses, see the Prospectus heading "Contract Charges" and the information immediately following. The table does not reflect deductions for any applicable premium taxes which may be made from each purchase payment depending upon the applicable law. In addition, Variable Fund D amounts in the Growth Portfolio are shown after the reimbursement (which is made to the Separate Account Sub-Account for management fees). For additional information on this reimbursement, see page 16 of this Prospectus.

* Annuitization for this purpose means the election of an Annuity Option under which benefits are expected to continue for a period of at least five years.

Prior to May 3, 1993, several of the Portfolios were known by different names. The Growth Portfolio was the Stock Portfolio, the Asset Allocation Portfolio was the Managed Portfolio and the Index 500 Portfolio was the Index Portfolio.

CONDENSED FINANCIAL INFORMATION

The financial history of each sub-account may be found in the Appendix under the heading "Condensed Financial Information".

FINANCIAL STATEMENTS

The complete financial statements of Variable Fund D and Minnesota Life Insurance Company are included in the Statement of Additional Information.

GENERAL DESCRIPTIONS

A. MINNESOTA LIFE INSURANCE COMPANY

We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. On October 1, 1998, a plan of reorganization created a mutual insurance holding company named Minnesota Mutual Companies, Inc. Minnesota Mutual reorganized as a stock insurance company subsidiary of the new holding company and took the new name Minnesota Life. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to do a life insurance business in all states of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada, Puerto Rico and Guam.

B. VARIABLE FUND D

We established Variable Fund D on October 16, 1967 in accordance with Minnesota Law. Variable Fund D was registered as an open-end diversified management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The separate account meets the definition of a separate account under the federal securities laws.

The assets of Variable Fund D shall not be chargeable with liabilities arising out of any other business which Minnesota Life may conduct, but shall be held and applied exclusively for the benefit of the holders of those variable annuity contracts for which Variable Fund D was established. The investment performance of Variable Fund D is entirely independent of both the investment performance of our general account and of any other separate account which we may have established or may later establish. All obligations under the contracts are our general corporate obligations.

At a Special Meeting of contract owners and participants of Variable Fund D held October 23, 1990, the contract owners and participants approved an Agreement and Plan of Reorganization whereby Variable Fund D (which was a management investment company investing primarily in a portfolio of equity securities, mainly common stocks) transferred all of its assets to the Growth Portfolio of the Advantus Series Fund, Inc. in exchange for shares of that Portfolio. Variable Fund D was reconstituted and registered as a unit investment trust under the 1940 Act. As part of that Reorganization it now consists of seven sub-accounts, each investing its assets solely in the shares of one of seven of the Series Fund Portfolios. The Series Fund has a number of Portfolios which are not available to Variable Fund D. Registration with the Securities and Exchange Commission (the "Commission") does not involve supervision of the management or investment policies or practices of Variable Fund D by the Commission.

C. ADVANTUS SERIES FUND, INC.

The Advantus Series Fund, Inc. ("Series Fund") is a mutual fund advised by Advantus Capital Management, Inc. ("Advantus Capital"). The Series Fund issues its shares only to us and our separate accounts. It may be offered to separate accounts of insurance companies affiliated with us in the future. Advantus Capital is a wholly-owned subsidiary of Minnesota Life.

A prospectus for the Series Fund is attached to this prospectus. You should carefully read the prospectuses before investing in the Contract.

D. ADDITIONS, DELETIONS OR SUBSTITUTIONS

We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of Variable Fund D. If investment in a fund should no longer be possible or if we determine it becomes inappropriate for contracts of this class, we may substitute another fund for a sub-account. Substitution may be with respect to existing accumulation values, future purchase payments and future annuity payments.

We may also establish additional sub-accounts in Variable Fund D and we reserve the right to add, combine or remove any sub-accounts of Variable Fund D. Each additional sub-account will purchase shares in a new portfolio or mutual fund. Such sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. Similar considerations will be used by us should there be a determination to eliminate one or more of the sub-accounts of Variable Fund D. The addition of any investment option will be made available to existing contract owners on such basis as may be determined by us.

We also reserve the right, when permitted by law, to de-register Variable Fund D under the Investment Company Act of 1940, to restrict or eliminate any voting rights of the contract owners, and to combine Variable Fund D with one or more of our other separate accounts.

It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Series Fund simultaneously. Although Minnesota Life does not currently foresee any such disadvantages either to variable life insurance policy owners or to variable annuity contract owners, the Series Fund's Board of Directors intends to monitor events in order to identify any material conflicts between such policy owners and contract owners and to determine what action, if any, should be taken in response thereto. Such action could include the sale of Series Fund shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example, (1) changes in state insurance law, (2) changes in Federal income tax laws, (3) changes in the investment management of any of the Portfolios of the Series Fund, or (4) differences in voting instructions between those given by policy owners and those given by contract owners.

CONTRACT DEDUCTIONS

SALES CHARGES

No sales charge is deducted from the purchase payments for these contracts. However, a deferred sales charge, may apply in certain circumstances.

A deferred sales charge is made on contract withdrawals or surrenders during the first ten contract years, measured from the issue date of the contract. If annuity payments commence during the first ten contract years, the deferred sales charge may be assessed against the amount applied to provide the annuity. The amount of any deferred sales charge applicable to a particular transaction is deducted from the accumulation value.

Under the Flexible Payment Deferred Variable Annuity Contract the amount of the deferred sales charge as a percentage of the amount surrendered, withdrawn, or applied to provide an annuity at the end of each contract year is as shown in Table 1. The percentages decrease uniformly by .075% for each of the first 120 months from the contract date. Any amounts withdrawn from the contract may also be reduced by any applicable state premium taxes not previously deducted from purchase payments.

FLEXIBLE PAYMENT DEFERRED VARIABLE
         ANNUITY CONTRACT
              TABLE 1
-----------------------------------
BEGINNING OF CONTRACT YEAR   CHARGE
--------------------------   ------
             1                 9.0%
             2                 8.1
             3                 7.2
             4                 6.3
             5                 5.4
             6                 4.5
             7                 3.6
             8                 2.7
             9                 1.8
            10                 0.9
            11                   0

Under the Single Payment Deferred Variable Annuity Contract the amount of the deferred sales charge as a percentage of the amount surrendered, withdrawn, or applied to provide an annuity at the end of each contract year is as shown in Table 2. The percentages decrease uniformly by .05% for each of the first 120 months from the contract date. Any amounts withdrawn from the contract may also be reduced by any applicable state premium taxes not previously deducted from purchase payments.

 SINGLE PAYMENT DEFERRED VARIABLE
         ANNUITY CONTRACT
              TABLE 2
-----------------------------------
BEGINNING OF CONTRACT YEAR   CHARGE
--------------------------   ------
             1                 6.0%
             2                 5.4
             3                 4.8
             4                 4.2
             5                 3.6
             6                 3.0
             7                 2.4
             8                 1.8
             9                 1.2
            10                 0.6
            11                   0

Under both contracts, if a withdrawal is made where the sum of all withdrawals in that calendar year is equal to or less than 10% of the accumulation value at the end of the previous calendar year, the deferred sales charge will not apply. If the sum of the withdrawals exceeds that amount, the deferred sales charge will apply only to the amount of the excess. Similarly, if the contract is surrendered, the deferred sales charge will apply only to the extent that the amount surrendered, when coupled with any withdrawals during the year, exceeds 10% of the accumulation value at the end of the previous calendar year.

Under current practices, we will allow withdrawals during the first calendar year to be made without the imposition of a deferred sales charge so long as withdrawals during the balance of the first calendar year do not exceed 10% of the purchase payments applied to the contract during that first calendar year.

A deferred sales charge will apply on contracts in the contract years shown except in the event of the death of the annuitant or on an election of an annuity payment option which provides for benefits which are expected to continue for a period of at least five years. In addition, we will waive the deferred sales charge on that portion of a contract's accumulation value which is applied to the purchase of an Adjustable Income Annuity, which is an immediate variable annuity contracts, issued by us. We will also waive the sales charge on amounts withdrawn because of an excess contribution to a tax-qualified contract (including for example individual retirement annuities).

To the extent that sales charges are insufficient to recover sales expenses, we will pay sales expenses from our other assets or surplus. These assets may include proceeds from the mortality and expense risk charges described below.

PREMIUM TAXES

Deductions for any applicable premium taxes may be made from each purchase payment (currently such premium taxes range from 0.5% to 3.5%) depending upon the applicable law.

INVESTMENT MANAGEMENT

Under contracts funded by Variable Fund D, all costs of operating Variable Fund D as an investment management company originally were covered by an investment management fee of .265% of contract or account values on an annual basis. Variable Fund D is now a unit investment trust rather than a managed investment company, and therefore that investment management fee no longer will be paid. However, contract values that are allocated to sub-accounts of Variable Fund D will be invested in Series Fund Portfolios that do pay investment advisory fees (at a rate of .40% on an annual basis for the Index 500 Portfolio, .75% for the Small Company Growth Portfolio and .50% for each of the five other available Portfolios) and do incur other operating expenses. Those other operating expenses have been voluntarily subsidized by us to the extent that the expenses exceed .15% on an annual basis for any Portfolio. While we have no present intention to alter that practice, we are under no obligation to continue it.

To ensure that Contract Owners and Participants continue to get at least what they originally expected under their contracts, we have agreed that, each valuation period, in calculating the net investment factor for the Growth Sub-Account of Variable Fund D, we will make adjustments that have the effect of reimbursing the excess of any expenses indirectly incurred as a result of the investment advisory fee paid and the operating expenses incurred by the Growth Portfolio of the Series Fund over the former .265% investment management fee. Accordingly, to the extent that the contract or account values continue to be allocated to the sub-account that, in effect, continues Variable Fund D investment objective when it was operating as a management investment company, there will be no change in the level of charges for the provision of investment management services. In calculating the net investment factor for the other sub-accounts of Variable Fund D, we will make adjustments that, in effect, reimburse the excess of the investment advisory fees incurred through indirect investment in the Series Fund Portfolios and the former .265% investment management fee; however, any other Series Fund Portfolio operating expenses would not be subject to the reimbursement. Therefore, to the extent that a Contract Owner or Participant chooses to take advantage of Variable Fund D sub-accounts other than the Growth Sub-Account, you may incur additional expenses.

MORTALITY AND EXPENSE RISKS

We assume the mortality risk under the contract by our obligation to continue to make monthly annuity payments, to each annuitant regardless of how long you live and regardless of how long all annuitants as a group live. Thus, neither an annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the monthly annuity payments an annuitant will receive under the contract.

We assume an expense risk by assuming the risk that deductions provided for in the contracts for expenses may be insufficient to cover the actual expenses incurred.

To the extent that sales charges are insufficient to recover sales expenses, we will pay sales expenses from our other assets or surplus. These assets may include proceeds from the mortality and expense risks charge described below.

For assuming these risks, we currently make a deduction from Variable Fund D at an annual rate of .1325% for the mortality risk and .6625% for the expense risk. These deductions may be increased or decreased by resolution of the Board of Directors of Minnesota Life, but not more often than annually. In no event will the combined deductions exceed the amount of the present deduction of .795% per annum. If the sum of such deductions is insufficient to cover the risks assumed, the loss will fall on us. Conversely, if the deductions provide more than sufficient, any excess will be profit to us.

EXPENSES

Variable Fund D has no expenses which are not covered by the deductions listed above. We perform all the administrative functions relative to the contracts. We also bear all expenses associated with the administration of the contracts. These include such items as salaries, rent, postage, telephone, travel, office equipment and stationery, and legal, actuarial and auditing fees.

OTHER EXPENSES

The underlying Portfolios also bear certain expenses. See the Advantus Series Fund, Inc. prospectus for more information.

DESCRIPTION OF THE CONTRACTS

DESCRIPTION
The following material is intended to provide a general description of contract terms. In the event that there are questions concerning the contracts which are not discussed or should you desire additional information, inquiries may be addressed to us at: Minnesota Mutual Center, 400 Robert Street North, St. Paul, Minnesota 55101-2098.
1. Types of Contracts
Minnesota Life continuously offers two types of variable annuity contracts pursuant to this Prospectus:
    (a) Single Payment Deferred Variable Annuity.
        This type of contract may be used in connection with a qualified pension or profit sharing plan under which plan contributions have been accumulating in a trust fund. It may also be used in connection with a qualified plan which has previously been funded with insurance contracts or fixed annuity contracts issued by us. The contract provides for a fixed or variable annuity to begin at some future date with the purchase payment made either in a lump sum or in a series of payments in a single contract year. The contract may also be used to provide fixed annuity or variable annuity payments under the state deferred compensation plans or individual retirement annuity programs.
    (b) Flexible Payment Deferred Variable Annuity.
        This type of contract may be used in connection with all types of qualified plans, state deferred compensation plans or with individual retirement annuities adopted by or on behalf of individuals. The contract provides for a variable annuity or a fixed annuity to begin at some future date with the purchase payments for the contract to be paid prior to the annuity commencement date in a series of payments flexible in respect to the date and amount of payment.
2. Issuance of Contracts
The contracts are issued to the contract owner named in the application. The owner may be the annuitant or someone else; however, once the owner has been named in the application the ownership of the contract may not be changed.
3. Right of Revocation
The contract owner should read the contract carefully as soon as it is received. The contract owner may revoke the purchase of a contract within ten days after its delivery, for any reason, on notice to us at 400 Robert Street North, St. Paul, Minnesota, of an intention to revoke. If the contract is revoked and returned, we will refund the greater of (a) the accumulation value of the contract or (b) the amount of purchase payments paid under the contract. Payment of the requested refund will be made to the purchaser within seven days after we receive notice of cancellation.

In some states, such as California, the free look period is extended to thirty days' time for contracts issued or delivered. These rights are subject to change, and may vary among other states.

The liability of Variable Fund D under the foregoing is limited to the accumulation value of any contract at the time it is returned for cancellation. Any additional amounts necessary to make the refund to the owner equal to the purchase payments will be made by us.

4. Annuity Payments

Variable annuity payments are determined on the basis of:

    - the mortality table specified in the contract, which reflects the age of the annuitant,

    -  the type of annuity payment option selected, and

    -  the investment performance of Variable Fund D.

The amount of the variable annuity payments will not be affected by adverse mortality experience or by an increase in our expenses in excess of the expense deductions provided for in the contract. The annuitant will receive the value of a fixed number of annuity units each month. The value of such units and thus the amounts of the monthly annuity payments will reflect investment gains and losses and investment income of Variable Fund D. Thus the annuity payments will vary with the investment experience of the assets of Variable Fund D.

5. Modification of the Contract

The contract may be modified at any time by written agreement between Minnesota Life and the contract owner.

6. Assignment

The contract may not be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose, and to the maximum extent permitted by law, benefits payable under the contract shall be exempt from the claims of creditors.

7. Limitations on Purchase Payments

The minimum purchase payment for the Single Payment Deferred Variable Annuity Contract must be at least $5,000. It may not exceed $250,000 except with our prior consent.

The minimum periodic purchase payment which may be made under a Flexible Payment Deferred Variable Annuity Contract is $25. Currently, we are waiving this provision.

There may be limits on the maximum contributions to retirement plans that qualify for special tax treatment.

8. Contract Settlement

Whenever any payment under a contract is to be made in a single sum, payment will be made within seven days after the date such payment is called for by the terms of the contract, except as payment may be subject for postponement for:

(a) any period during which the New York Stock Exchange is closed other than customary weekend and holiday closings, or during which trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission;

(b) any period during which an emergency exists as determined by the Commission as a result of which it is not reasonably practical to dispose of securities in Variable Fund D or to fairly determine the value of the assets of Variable Fund D; or

(c) such other periods as the Commission may by order permit for the protection of the contract owners.

9. Participation

The contract is non-participating. Contracts issued prior to October 1, 1998, were participating.

No assurances can be given as to the amounts, if any, that will be distributed under participating contracts in the future. When we make any distribution, it may take the form of additional payments to annuitant or the crediting of additional accumulation units. We do not anticipate making dividend payments under these contracts.

VOTING RIGHTS

The Series Fund shares held in Variable Fund D will be voted by us. Shares will be voted by us in accordance with instructions received from contract owners with voting interests in each sub-account of Variable Fund D. In the event no instructions are received from a contract owner, we will vote such shares of the Series Fund in the same proportion as shares of the Series Fund for which instructions have been received from contract owners with voting interests in each sub-account of Variable Fund D. In the event no instructions are received from a contract owner, with respect to shares of a Portfolio held by a sub-account, we will vote such shares of the Portfolio and shares not attributable to contracts in the same proportion as shares of the Portfolio held by such sub-account for which instructions have been received. The number of votes which are available to a contract owner will be calculated separately for each sub-account of Variable Fund D. If, however, the Investment Company Act of 1940 or any regulation under that Act should change so that we may be allowed to vote shares in our own right, then we may elect to do so.

During the accumulation period of each contract, the contract owner holds the voting interest in each contract. The number of votes will be determined by dividing the accumulation value of the contract attributable to each sub-account by the net asset value per share of the underlying Series Fund shares held by that sub-account.
During the annuity period of each contract, the annuitant holds the voting interest in each contract. The number of votes will be determined by dividing the reserve for each contract allocated to each sub-account by the net asset value per share of the underlying Series Fund shares held by that sub-account. After an annuity begins, the votes attributable to any particular contract will decrease as the reserves decrease. In determining any voting interest, fractional shares will be recognized.
We shall notify each contract owner or annuitant of a Series Fund shareholders' meeting if the shares held for the contract owner's contract may be voted at such meeting. We will also send proxy materials and a form of instruction so that you can instruct us with respect to voting.

ANNUITY PERIOD
1. Electing the Retirement Date and Form of Annuity
The contracts provide for four optional annuity forms, any one of which may be elected if permitted by law. Each annuity option may be elected on either a variable annuity or a fixed dollar annuity basis, or a combination thereof. Other annuity options may be available on request.
While the contracts require that notice of election to begin variable annuity payments must be received by us at least thirty days prior to the annuity commencement date, we are currently waiving that requirement for such annuity elections received at least two valuation days prior to the fifteenth of the month. We reserve the right to enforce the thirty day notice requirement at our option at anytime in the future.
Fixed annuity payments are always made as of the first day of a month. The contracts require that the notice of election to begin fixed annuity payments must be received by us at least thirty days prior to the annuity commencement date. However, we are currently waiving this requirement.
Money will be transferred to the General Account for the purpose of electing fixed annuity payments, or to the appropriate variable sub-accounts for variable annuity payments, on the valuation date coincident with the first valuation date following the fourteenth day of the month preceding the date on which the annuity is to begin.
If a request for a fixed annuity is received between the first valuation date following the fourteenth day of the month and the second to last valuation date of the month prior to commencement, the transfer will occur on the valuation date coincident with or next following the date on which the request is received. If a fixed annuity request is received after the third to the last valuation day of the month prior to commencement, it will be treated as a request received the following month, and the commencement date will be changed to the first of the month following the requested commencement date. The account value used to determine fixed annuity payments will be the value as of the last valuation date of the month preceding the date the fixed annuity is to begin.
If a variable annuity request is received after the third valuation date preceding the first valuation date following the fourteenth day of the month prior to the commencement date, it will be treated as a request received the following month, and the commencement date will be changed to the first of the month following the requested commencement date. The account value used to determine the initial variable annuity payment will be the value as of the first valuation date following the fourteenth day of the month prior to the variable annuity begin date.
If an election has not been made otherwise, and the plan does not specify to the contrary, the annuitant's retirement date shall be the first day of the calendar month next following his or her 65th birthday, and the annuity option shall be Option 2A, a life annuity with a period certain of 120 months. In this event, a fixed annuity will be provided by any general account accumulation value and a variable annuity will be provided by any Variable Fund D accumulation value. The minimum first monthly annuity payment on either a variable or fixed dollar basis is $20. If such first monthly payment would be less than $20, we may fulfill our obligation by paying in a single sum the value of the contract which would otherwise have been applied to provide annuity payments.
The contracts permit annuity payments to begin on the first day of any month after the 50th birthday and before the 75th birthday of the annuitant.
Once annuity payments have commenced, the annuitant cannot surrender his or her annuity benefit and receive a single sum settlement in lieu thereof.
The mortality and expense risks charge continues to be deducted throughout the annuity period under each of the available annuity options, including Option 4, under which there is no mortality risk to us.
Benefits under retirement plans that qualify for special tax treatment generally must commence no later than the April 1 following the year in which the participant reaches age 70 1/2 and are subject to other conditions and restrictions.
2. Optional Annuity Forms
OPTION 1 - LIFE ANNUITY This is an annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment preceding the death of the annuitant. This option offers the maximum amount of monthly payments since there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.

OPTION 2 - LIFE ANNUITY WITH A PERIOD CERTAIN OF 120 MONTHS (OPTION 2A), 180 MONTHS (OPTION 2B), OR 240 MONTHS (OPTION 2C) This is an annuity payable monthly during the lifetime of the annuitant, with the guarantee that if the annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain; or if the beneficiary so elects at any time during the remainder of the period certain, the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment shall be paid in a single sum to the beneficiary.

OPTION 3 - JOINT AND LAST SURVIVOR ANNUITY This is an annuity payable monthly during the joint lifetime of the annuitant and a designated joint annuitant and continuing thereafter during the remaining lifetime of the survivor. Under this option there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries.

OPTION 4 - PERIOD CERTAIN ANNUITY This is an annuity payable monthly for a Period Certain of from 3 to 15 years, as elected. If the annuitant dies before payments have been made for the Period Certain elected, payments will continue to the beneficiary during the remainder of such Period Certain. At any time during the payment period, the payee may elect that (1) the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment and using the same interest rate which served as a basis for the annuity, shall be paid in a single sum, or (2) such commuted amount shall be applied to effect a life annuity under Option 1 or Option 2.

3. Value of the Annuity Unit

The value of an annuity unit is determined monthly as of the first day of each month. The value of the annuity unit on the first day of each month is determined by multiplying the value on the first day of the preceding month by the product of:

    -  .997137, and

    - the ratio of the value of the accumulation unit for the valuation date next following the fourteenth day of the preceding month to the value of the accumulation unit for the valuation date next following the fourteenth day of the second preceding month. (.997137 is a factor to neutralize the assumed net investment rate, discussed in Section 4 below, of 3.5% per annum built into the annuity rate tables contained in the contract and which is not applicable because the actual net investment rate is credited instead.)

The value of an annuity unit as of any date other than the first day of a month is equal to its value as of the first day of the next succeeding month.

4. Determination of Amount of First Monthly Annuity Payment

Under the contracts described in this Prospectus, the first monthly annuity payment is determined by the value of the contract at retirement. In addition, a number of states do, however, impose a premium tax on the amount used to purchase annuity benefits, depending on the type of plan involved. These taxes, where applicable, currently range from 0.5% to 3.5% and are deducted from the contract value applied to provide annuity payments. We reserve the right to make such deductions from purchase payments as they are received.

When annuity payments commence, the value of the contract is determined as the product of (a) the number of accumulation units credited to the contract, and
(b) the value of an accumulation unit.

The contracts contain tables indicating the dollar amount of the first monthly payment under each optional annuity form for each $1,000 of value applied. The amount of the first monthly payment depends on the optional annuity form elected and the adjusted age of the annuitant. If, when annuity payments are elected, we are using tables of annuity rates for these contracts which result in larger annuity payments, we will use those tables instead.

A formula for determining the adjusted age is contained in the contract. The tables are determined from the Progressive Annuity Table with interest at the rate of 3.5% per annum, assuming births in the year 1900 and an age setback of six years. The total first monthly annuity payment is determined by multiplying the number of thousands of dollars of value applied (less any applicable premium taxes not previously deducted) by the amount of the first monthly payment per $1,000 of value from the tables in the contract. The 3.5% interest rate assumed in the annuity tables would produce level annuity payments if the net investment rate remained constant at 3.5% per year.

Subsequent payments will be less than, equal to, or greater than the first payment depending upon whether the actual net investment rate is less than, equal to, or greater than 3.5%. A higher interest rate would mean a higher initial payment, but a more slowly rising (or more rapidly falling) series of subsequent payments. A lower assumption would have the opposite effect.

5. Amount of Second and Subsequent Monthly Annuity Payments

The amount of the first monthly annuity payment, determined as described above, is divided by the then current annuity unit value on the date of the first payment to determine the number of annuity units represented by the first payment. This number of annuity units remains constant during the period of annuity payments, and in each subsequent month, the dollar amount of the annuity payment is determined by multiplying this constant number of annuity units by the then current value of an annuity unit.

The Statement of Additional Information contains an illustration of the calculation of annuity unit values and of a variable annuity payment showing the method used for the calculation of both the initial and subsequent payments.

DEATH BENEFIT

If the owner dies before annuity payments have started, we will pay the accumulation value of the contract to the named beneficiary. The accumulation value will be determined as of the valuation date coincident with or next following the date that we receive proof of death at our home office. Death proceeds will be paid in a single sum to the beneficiary designated by the contract owner, unless an annuity option is elected by the beneficiary. Payment will be made within seven days after we receive proof of death and return of the contract. Except as noted below, the entire interest in the contract must be distributed within five years of the owner's death. If the annuitant dies after annuity payments have begun, we will pay to the beneficiary any death benefit provided by the annuity option selected. The person selected by the owner as the beneficiary of any remaining interest after the death of the annuitant under the annuity option may be a person different from that person designated as the contract beneficiary prior to the annuity commencement date.

If the owner dies on or before the date on which annuity payments begin and if the designated beneficiary is a person other than the owner's spouse, that beneficiary may elect an annuity option measured by a period not longer than that beneficiary's life expectancy only so long as annuity payments begin not later than one year after the owner's death. If there is no designated beneficiary, then the entire interest in the contract must be distributed within five years after the owner's death. If the annuitant dies after annuity payments have begun, any payments received by a non-spouse beneficiary must be distributed at least as rapidly as under the method elected by the annuitant as of the date of death.

If any portion of the contract is payable to a designated beneficiary who is the contract owner's surviving spouse, that spouse shall be treated as the contract owner for purposes of: (1) when payments must begin, and (2) the time of distribution in the event of the spouse's death. Payments must be made in substantially equal installments.

If the owner of this contract is other than a natural person, such as a trust or other entity, we will pay a death benefit of the accumulation value to the named beneficiary on the death of the annuitant, if death occurs prior to the date for annuity payments to begin.

The beneficiary will be the person or persons named in the contract application unless the owner subsequently changes the beneficiary. In that event, we will pay the amount payable at death to the beneficiary named in your last change of beneficiary request. The owner's written request to change the beneficiary will not be effective until it is recorded in our home office records. After it has been recorded, it will take effect as of the date the owner signed the request. However, if the annuitant or the owner dies before the request has been recorded, the request will not be effective as to those death proceeds we have paid before the request was recorded in our home office records.

CREDITING ACCUMULATION UNITS

During the accumulation period - the period before the commencement of annuity payments - the purchase payment (on receipt of a completed application or subsequently) is credited on the valuation date coincident with or next following the date such purchase payment is received. If the initial purchase payment is accompanied by an incomplete application, the purchase payment will not be credited until the valuation date coincident with or next following the date a completed application is received. We will offer to return the initial purchase payment accompanying an incomplete application if it appears that the application cannot be completed within five business days. Purchase payments will be credited to the contract in the form of accumulation units. The number of accumulation units credited with respect to each purchase payment is determined by dividing the portion of the purchase payment allocated to each sub-account by the then current accumulation unit value for that sub-account. The total of these separate account accumulation values in the sub-accounts will be the separate account accumulation value. Interests in the sub-accounts will be valued separately.

The number of accumulation units so determined shall not be changed by any subsequent change in the value of an accumulation unit. The value of an accumulation unit will vary from valuation date to valuation date to reflect the investment experience of the Portfolios of the Series Fund.

We will determine the value of accumulation units on each day on which the Portfolios of the Series Fund are valued. The net asset value of the Series Fund's shares shall be computed once daily, and, in the case of Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (as of the date hereof the primary close of trading is 3:00 p.m. (Central time), but this time may be changed) on each day, Monday through Friday, except:

    - days on which changes in the value of such Series Fund's portfolio securities will not materially affect the current net asset value of such Series Fund's shares,

    - days during which no such Series Fund's shares are tendered for redemption and no order to purchase or sell such Series Fund's shares is received by such Series Fund and

    - customary national business holidays on which the New York Stock Exchange is closed for trading.

Accordingly, the value of accumulation units will be determined daily, and such determinations will be applicable to all purchase payments received by us at our home office on that day prior to the close of business of the Exchange. The value of accumulation units applicable to purchase payments received subsequent to the close of business of the Exchange on that day will be the value determined as of the close of business on the next day the Exchange is open for trading.

In determining the value of the Series Fund on a valuation date, each security traded on a national securities exchange is valued at the last reported sale price on that date, as of the close of trading on the New York Stock Exchange. If there has been no sale on such day, then the security is valued at the last reported bid price on that day. Any security not traded on a securities exchange, but traded in the over-the-counter market, is valued at the last quoted bid price. Any securities or other assets for which market quotations are not readily available are valued at fair market value as determined in good faith by the Series Fund Board of Directors.

In addition to providing for the allocation of purchase payments to the sub-accounts of Variable Fund D, the contracts also provide for allocation of purchase payments to our General Account for accumulation at a guaranteed interest rate. Purchase payments received without allocation instructions will be allocated to the General Account.

TRANSFER OF VALUES

Upon your written request, values under the contract may be transferred between the General Account and Variable Fund D or among the sub-accounts of Variable Fund D. We will make the transfer on the basis of accumulation unit values on the valuation date coincident with or next following the day we receive the request at our home office. No deferred sales charge will be imposed on such transfers. While the contracts currently provide that transfer amounts must be of an amount not less than $250, we are currently waiving this restriction.

The contracts permit us to limit the frequency and amount of transfers from the General Account to Variable Fund D sub-accounts. Currently, except as provided below, we limit the frequency of such transfers to a single such transfer during any calendar year and the amount of such transfers to any amount which is no more than 20% of the General Account accumulation value at the time of the transfer. No transfers will be allowed after annuity payments have begun.

There are three situations which are exceptions to the above restriction.

    - The first is for new contracts where purchase payments are allocated to the General Account because of the absence of initial allocation instructions. In this situation, contract owners may make a single transfer of any amount from the General Account.

    - The second situation is where the contract owner has established a systematic transfer arrangement with us. The contract owner may transfer General Account current interest earnings or a specified amount from the General Account on a monthly, quarterly, semi-annual or annual basis. For transfers of a specified amount from the General Account the maximum initial amount that may be transferred may not exceed 10% of the current General Account accumulation value at the time of the first transfer. For contracts where the General Account accumulation value is increased during the year because of transfers into the General Account or additional purchase payments, made after the program is established, systematic transfers are allowed to the extent of the greater of the current transfer amount or 10% of the then current General Account accumulation value. The third situation is in the case where the General Account accumulation value is $1000 of less. In that case, we will allow a one-time transfer of the entire accumulation value from the General Account to Variable Fund D sub-accounts.

    - The third situation is in the case where the General Account accumulation value is $1000 or less. In that case, we will allow a one-time transfer of the entire accumulation value from the General Account to Variable Fund D sub-accounts. Even with respect to systematic transfer plans, we reserve the right to alter the terms of such programs once established where funds are being transferred out of the General Account. Our alteration of existing systematic transfer programs will be effective only upon our written notice to contract owners of changes affecting their election.

Transfer arrangements may be established to begin on the 10th or 20th of any month and if a transfer cannot be completed it will be made on the next available transfer date. In the absence of specific instructions, transfers will be made on a monthly basis and will remain active until the appropriate General Account accumulation value or sub-account is depleted.

As a type of systematic transfer arrangement for certain contracts, we will offer automatic portfolio rebalancing ("APR") of amounts on a quarterly, semi-annual and annual basis. Instructions to us must be in whole percentages totaling 100%. They will be treated as instructions for transfers to and from the various sub-accounts. Rebalancing instructions will not affect the current allocation of future contributions; they may differ from those future allocations and are not limited to any minimum or maximum number of sub-accounts. There will be no charge for APR transfers and this will be available August 1, 1999. APR is not available for values in the General Account.

You or persons authorized by you may also effect transfers terminate automatic premium payments, or a change in the allocation of future premiums, by means of a telephone call. Transfers and requests made pursuant to such a call are subject to the same conditions and procedures as are outlined above for written transfer requests. During periods of marked economic or market changes, contract owners may experience difficulty in implementing a telephone transfer due to a heavy volume of telephone calls. In such a circumstance, contract owners should consider submitting a written transfer request while continuing to attempt a telephone redemption. We reserve the right to restrict the frequency of - or otherwise modify, condition, terminate or impose charges upon - telephone transfer privileges. For more information on telephone transfers, contact us.

We make this service automatically available to all contract owners. We will employ reasonable procedures to satisfy ourselves that instructions received from contract owners are genuine. To the extent that we do not, we may be liable for any losses due to unauthorized or fraudulent instructions. We require contract owners to identify themselves in those telephone conversations through contract numbers, social security numbers and such other information as we may deem to be reasonable. We record telephone transfer instruction conversations and we provide the contract owners with a written confirmation of the telephone transfer.

The interests of contract owners arising from the allocation of purchase payments or the transfer of contract values to the general assets of Minnesota Life are not registered under the Securities Act of 1933. Minnesota Life is not registered as an investment company under the Investment Company Act of 1940. Accordingly, such interests and Minnesota Life are not subject to the provisions of those acts that would apply if registration under such acts were required.

VALUE OF THE CONTRACT

The value of the contract at any time prior to the commencement of annuity payments can be determined by multiplying the total number of accumulation units credited to the contract by the current value of an accumulation unit. There is no assurance that such value will equal or exceed the purchase payments made. The contract owner and, where applicable, each participant will be advised periodically of the number of accumulation units credited to the contract or to the participant's individual account, the current value of an accumulation unit, and the total value of the contract or the individual account.

ACCUMULATION UNIT VALUE

The value of an accumulation unit was set at $1.000000 on the first valuation date of Variable Fund D. The value of an accumulation unit on any subsequent valuation date is determined by multiplying the value of an accumulation unit on the immediately preceding valuation date by the net investment factor (described below) for the valuation period just ended. The value of an accumulation unit as of any date other than a valuation date is equal to its value on the next succeeding valuation date.

NET INVESTMENT FACTOR

The separate account net investment factor describes the investment performance of a sub-account of Variable Fund D. It is for the period from one valuation period to the next. For any such sub-account, the net investment factor for a valuation period is the gross investment rate for such sub-account for the valuation period less a deduction for the mortality and expense risk charge at the rate of .795%. The net investment factor for each sub-account other than the sub-account holding shares of the Growth Portfolio of the Series Fund, shall be increased by us. It will be increased to the extent that on an annual basis the investment advisory fee accrued by the Portfolio in which the sub-account invests, as a percentage of the value of the average net assets of such Portfolio, exceeds

 .265% per annum. The net investment factor for the sub-account holding shares of the Growth Portfolio of the Series Fund shall also be adjusted by us. It will be adjusted so that on an annual basis the expenses, including the investment advisory fee, of that Portfolio, as a percentage of the average net assets of such Portfolio, exceed .265% per annum. For purposes of this computation, "expenses" shall be determined on the basis of generally accepted accounting principles applicable to registered investment companies. However, they shall exclude any expenses of the Growth Portfolio which are reimbursed by us or any other person, any interest expense or amortization of debt discount or any income tax expense.

The gross investment rate is equal to: (1) the net asset value per share of a fund share held in a sub-account of the separate account determined at the end of the current valuation period; plus (2) the per share amount of any dividend or capital gain distribution by such fund if the "ex-dividend" date occurs during the current valuation period; divided by (3) the net asset value per share of that fund share determined at the end of the preceding valuation period. The gross investment rate may be positive or negative.

WITHDRAWALS AND SURRENDER

Under both contracts, partial withdrawals may be made by the contract owner from the contract for cash amounts of at least $250. In this event, the accumulation value will be reduced by the amount of the withdrawal and the applicable deferred sales charge. In the absence of instruction to the contrary, withdrawals will be first made from the general account accumulation value and then from the separate account accumulation value. Any amounts withdrawn from the contract may also be reduced by any applicable state premium taxes not previously deducted from purchase payments. We will waive the applicable dollar amount limitation on withdrawals where a systematic withdrawal program is in place and such a smaller amount satisfies the minimum distribution requirements of the Code. We will also waive the applicable dollar amount limitation on withdrawals due to excess contributions, to a qualified contract.

The contracts provide that prior to the commencement of annuity payments, the contract owner may elect to surrender the contract and receive in a single cash sum the accumulation value computed as of the valuation date coincident with or next following the date of surrender. The deferred sales charge will apply if the surrender takes place in the first ten contract years. The sales charge will be applied to the extent that amounts payable on surrender exceed 10% of the accumulation value at the end of the previous calendar year, less any partial withdrawals during the current calendar year.

Under any contract, once annuity payments have commenced for an annuitant under Options 1, 2 or 3 of the optional annuity forms, the annuitant cannot surrender his or her annuity benefit and receive a single sum settlement in lieu thereof. For a discussion of commutation rights of payees and beneficiaries subsequent to the annuity commencement date, see heading "Optional Annuity Forms".

Contract owners may also submit their signed written withdrawal or surrender requests to us by facsimile (FAX) transmission. Our FAX number is (651) 665-7942, ATTN: U of M Plan Services. Transfer instructions or changes as to future allocations of premium payments may be communicated to us by the same means.

The surrender of a contract or a partial withdrawal thereunder may result in a credit against our premium tax liability. In such event, we will pay in addition to the cash value paid in connection with the surrender or withdrawal, the lesser of (1) the amount by which our premium tax liability is reduced, or (2) the amount previously deducted from purchase payments for premium taxes. No representation can be made that upon any such surrender or withdrawal any such payment will be made, since applicable tax laws at the time of surrender or withdrawal would be determinative.

DISTRIBUTION

The contracts will be sold by Minnesota Life insurance agents who are also registered representatives of Ascend Financial Services, Inc. or other broker-dealers who have entered into selling agreements with Ascend Financial Services, Inc. Ascend Financial Services, Inc. acts as the principal underwriter of the contracts. Ascend Financial Services, Inc. is a wholly-owned subsidiary of Advantus Capital Management, Inc., which in turn is a wholly-owned subsidiary of Minnesota Life. Ascend Financial Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

Commissions to dealers, paid in connection with the sale of the contracts, may not exceed an amount which is equal to 6% of the purchase payments received for the Flexible Payment Deferred Variable Annuity Contracts and 3.75% for the Single Payment Deferred Variable Annuity Contracts.

In addition, Ascend Financial Services, Inc. or Minnesota Life will pay credits which allow registered representatives (Agents) who are responsible for sales of the contracts to attend conventions and other meetings sponsored by us or our affiliates for the purpose of promoting the sale of insurance and/or investment products offered by us and our affiliates. Such credits may cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We may also pay registered representatives additional amounts based upon their production and the persistency of life insurance and annuity business placed with us.

FEDERAL TAX STATUS

INTRODUCTION

Our tax discussion in this prospectus is general in nature and is not intended as tax advice. You should consult a competent tax adviser. We make no attempt to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. We make no representation regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). The contract may be purchased on a non-tax qualified basis or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under section 401(a), 403(b), 408(b), 408A or 457 of the Code. The ultimate effect of federal income taxes on the amount held under a contract, on annuity payments, and on the economic benefit to the contract owner, the annuitant, or the beneficiary(s) may depend on the tax status of the individual concerned.

We are taxed as a "life insurance company" under the Internal Revenue Code. The operations of the Variable Fund D form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on income dividends received by the Variable Fund D or on capital gains arising from the Variable Fund D's activities. The Variable Fund D is not taxed as a "regulated investment company" under the Code and we do not anticipate any change in that tax status.

TAXATION OF ANNUITY CONTRACTS IN GENERAL

Section 72 of the Code governs taxation of nonqualified annuities in general and some aspects of qualified programs. No taxes are generally imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as annuity payments. As a general rule, deferred annuity contracts held by an entity (such as a corporation or trust) that is not a natural person are not treated as annuity contracts for federal tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year.

The taxable portion of payments made in the event of a full surrender of an annuity is generally the amount in excess of the purchase payments for the contract. Amounts withdrawn upon a partial surrender from the variable annuity contracts not part of a qualified program are treated first as taxable income to the extent of the excess of the contract value over the purchase payments made under the contract all taxable amount received under an annuity contract are subject to tax at ordinary rather than capital gain tax rates.

In the case of a withdrawal under an annuity that is part of a tax-qualified retirement plan, a portion of the amount received is taxable based on the ratio of the "investment in the contract" to the individual's balance in the retirement plan, generally the value of the annuity. The "investment in the contract" generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was not excluded from the gross income of the individual. For annuities issued in connection with qualified plans, the "investment in the contract" can be zero.

The taxable portion for annuity payments, is generally determined by a formula that establishes the ratio of the cost basis of the contract to the expected return under the contract. The taxable part is taxed at ordinary income rates.

The Code imposes a 10% penalty tax on the taxable portion of certain distributions from annuity contracts. This additional tax does not apply:

    -  where the taxpayer is 59 1/2 or older,

    -  where payment is made on account of the taxpayer's disability, or

    -  where payment is made by reason of the death of the owner, and

    -  in certain other circumstances.

The Code also provides an exception to the penalty tax for distributions, in periodic payments, of substantially equal installments, where they are made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary.

For some types of qualified plans, other tax penalties may apply to certain distributions.

A transfer of ownership of a contract, a pledge or any interest in a contract as security for a loan, the designation of an annuitant or other payee who is not also the contract owner, or the assignment of the contract may result in certain income or gift tax consequences to the contract owner that are beyond the scope of this discussion. If you are contemplating such a transfer, pledge, designation or assignment, you should consult a competent tax adviser about its potential tax effects.

For purposes of determining a contract owner's gross income, the Code provides that all nonqualified deferred annuity contracts issued by the same company (or its affiliates) to the same contract owner during any calendar year shall be treated as one annuity contract. Additional rules may be promulgated under this provision to prevent avoidance of its effect through serial contracts or otherwise.

DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of Variable Fund D to be "adequately diversified" in order for the contract to be treated as an annuity contract for federal tax purposes. Variable Fund D, through the Fund Portfolios, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the Portfolio's assets may be invested. Although the investment adviser of Advantus Fund is an affiliate of ours, we do not control

Advantus Fund or the investments of its Portfolios. Nonetheless, we believe that each Portfolio of Advantus Fund in which the Variable Fund D owns shares will be operated in compliance with the requirements prescribed by the Treasury.

Prior to the enactment of Section 817(h), the IRS published several rulings under which owners of certain variable annuity contracts were treated as owners, for federal income tax purposes, of the assets held in a separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. However, the continued effectiveness of the pre-Section 817(h) published rulings is somewhat uncertain. In connection with its issuance of proposed regulations under Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company to be treated as the owner of the assets in the account". While the Treasury's 1986 announcement stated that guidance would be issued on the "extent to which the policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets", no such guidance has been forthcoming.

The ownership rights under the contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a contract has the choice of several sub-accounts in which to allocate net purchase payments and contract values, and may be able to transfer among sub-accounts more frequently than in such rulings. Minnesota Life does not believe that the ownership rights or a contract owner under the Contract would result in any contract owner being treated as the owner of the assets of Variable Fund D. However, Minnesota Life does not know what standards would be applied if the Treasury Department should proceed to issue regulations or rulings on this issue. Minnesota Life therefore reserves the right to modify the Contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of Variable Fund D.

REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any nonqualified contract issued after January 18, 1985 to provide that:

    - if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

    - if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

These requirements will be considered satisfied if any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" is distributed over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that owner's death. The owner's "designated beneficiary", who must be a natural person is the person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. If the owner's "designated beneficiary" is the surviving spouse of the owner, however, the contract may be continued with the surviving spouse as the new owner.

Nonqualified contracts issued after January 18, 1985 contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules may apply to qualified contracts.

TAXATION OF DEATH BENEFIT PROCEEDS

Death benefits paid upon the death of a contract owner, generally, are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of there being any change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the contract.

TAX QUALIFIED PROGRAMS

The contract is designed for use with several types of retirement plans that qualify for special tax treatment. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

    -  contributions in excess of specified limits;

    -  distributions prior to age 59 1/2 (subject to certain exceptions);

    - distributions that do not conform to specified minimum distribution rules; and

    -  other specified circumstances.

We make no attempt to provide more than general information about the use of annuities with the various types of retirement plans. The rights of any person to any benefits under annuity contracts purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to transfer restrictions, distribution and other requirements that are not incorporated into our annuity administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law. If you intend to purchase a contract for use with any retirement plan you should consult your legal counsel and tax adviser regarding the suitability of the contract. For qualified plans under Section 401(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant)reaches age 70 1/2 or retires and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. Roth IRAs under
Section 408A do not require distributions at any time prior to the owner's death.

WITHHOLDING

In general, distributions from annuity contracts are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Different rules may apply to payments delivered outside the United States. Some states have enacted similar rules.

Recent changes to the Code allow the rollover of most distributions from tax-qualified plans and Section 403(b) annuities directly to other tax-qualified plans that will accept such distributions and to individual retirement accounts and individual retirement annuities. Distributions which may not be rolled over are those which are:

    - one of a series of substantially equal annual (or more frequent) payments made:

         -   over the life or life expectancy of the employee,

         - over the joint lives or joint expectancies of the employee and the employee's designated beneficiary, or

         -   for a specified period of ten years or more;

    -  a required minimum distribution; or

    -  the non-taxable portion of a distribution.

Any distribution eligible for rollover, which may include payment to an employee, an employee's surviving spouse or an ex-spouse who is an alternate payee, will be subject to federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity. It may be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax-qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within 60 days after the distribution has been received. Such a taxpayer must replace withheld amounts with other funds to avoid taxation on the amount previously withheld.

SEE YOUR OWN TAX ADVISER

The foregoing summary of the federal income tax consequences under these contracts is not exhaustive. Special rules are provided with respect to situations not discussed herein. Should a plan lose its qualified status, employees will lose some of the tax benefits described. Statutory changes in the Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, tax advice may be needed by a person contemplating the purchase of a variable annuity contract or exercising elections under such a contract. For further information you should consult a qualified tax adviser.

PERFORMANCE DATA

From time to time Variable Fund D may publish advertisements containing performance data relating to its sub-accounts. In the case of the Money Market Sub-Account, Variable Fund D will publish yield or effective yield quotations for a seven-day or other specified period. In the case of the other sub-accounts, performance data will consist of average annual total return quotations for one year, five year and ten year periods and for the period since the inception of the underlying Portfolios. Such performance data may be accompanied by cumulative total return quotations for the comparable periods. For periods prior to the date of this Prospectus the quotations will be based on the assumption that the contracts described herein were issued when the underlying Portfolios first became available to Variable Fund D under other contracts issued by us. The Money Market Sub-Account may also quote such average annual and cumulative total return figures. Performance figures used by Variable Fund D are based on historical information of the sub-accounts for specified periods, and the figures are not intended to suggest that such performance will continue in the future. Performance figures of Variable Fund D will reflect charges made pursuant to the terms of the contracts offered by this Prospectus and charges of underlying funds. More detailed information on the computations is set forth in the Statement of Additional Information.

YEAR 2000 COMPUTER PROBLEM

The services we provide to Variable Fund D and contract owners depend on the smooth functioning of our computer systems. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way that dates are encoded, stored and calculated. That failure could have a negative impact on our ability to provide services to contract owners. We have been actively working on necessary changes to our computer systems to deal with the year 2000. Although there can be no assurance of complete success, we believe that we will be able to resolve these issues on a timely basis and that there will be no material adverse impact on our ability to provide services to Variable Fund D.

In addition, our operations could be impacted by our service providers' or suppliers' year 2000 efforts. We have undertaken an initiative to assess the efforts of organizations where there is a significant business relationship. There is no assurance, however, that we will not be affected by year 2000 problems of other organizations.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information, which contains additional information including financial statements, is available from us at your request. The table of contents for that Statement of Additional Information is as follows:
       Variable Fund D
       Directors and Principal Management Officers of Minnesota Life
       Other Contracts
       Distribution of Contracts
       Annuity Payments
       Auditors
       Financial Statements

APPENDIX A - CONDENSED FINANCIAL
INFORMATION

The financial statements of Variable Fund D and of Minnesota Life Insurance Company may be found in the Statement of Additional Information.

The table below gives per unit information about the financial history of each sub-account for the eight years ended December 31, 1998 and the period from October 26, 1990 to December 31, 1990. This information should be read in conjunction with the financial statements and related notes of Variable Fund D included in the Statement of Additional Information.

                                                         YEAR ENDED DECEMBER 31,
                               1998        1997        1996        1995        1994        1993        1992        1991
                            ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Growth Sub-Account:
  Unit value at beginning
   of period..............                  $13.84      $11.88       $9.60       $9.57       $9.20       $8.80       $6.60
  Unit value at end of
   period.................                  $18.38      $13.84      $11.88       $9.60       $9.57       $9.20       $8.80
  Number of units
   outstanding at end of
   period.................               4,229,239   4,666,243   4,918,859   5,406,377   5,785,198   5,758,220   5,842,088
Bond Sub-Account:
  Unit value at beginning
   of period..............                   $1.60       $1.57       $1.32       $1.39       $1.26       $1.19       $1.02
  Unit value at end of
   period.................                   $1.75       $1.60       $1.57       $1.32       $1.39       $1.26       $1.19
  Number of units
   outstanding at end of
   period.................                 256,628     296,978     321,612     386,750     480,411     177,794      66,385
Money Market Sub-Account:
  Unit value at beginning
   of period..............                   $1.24       $1.19       $1.13       $1.10       $1.07       $1.05       $1.00
  Unit value at end of
   period.................                   $1.29       $1.24       $1.19       $1.13       $1.10       $1.07       $1.05
  Number of units
   outstanding at end of
   period.................                 309,546     395,596     352,735     457,011     774,078     357,877     171,773
Asset Allocation
  Sub-Account:
  Unit value at beginning
   of period..............                   $2.05       $1.83       $1.47       $1.50       $1.42       $1.33       $1.04
  Unit value at end of
   period.................                   $2.42       $2.05       $1.83       $1.47       $1.50       $1.42       $1.33
  Number of units
   outstanding at end of
   period.................               2,564,823   2,804,901   2,960,127   3,175,751   2,903,712   1,463,845     364,314
Mortgage Securities
  Sub-Account:
  Unit value at beginning
   of period..............                   $1.54       $1.47       $1.26       $1.31       $1.20       $1.14       $1.00
  Unit value at end of
   period.................                   $1.67       $1.54       $1.47       $1.26       $1.31       $1.20       $1.14
  Number of units
   outstanding at end of
   period.................                 130,573     175,022     136,987     160,939     286,125     265,381       5,173
Index 500 Sub-Account:
  Unit value at beginning
   of period..............                   $2.60       $2.15       $1.58       $1.57       $1.44       $1.35       $1.05
  Unit value at end of
   period.................                   $3.41       $2.60       $2.15       $1.58       $1.57       $1.44       $1.35
  Number of units
   outstanding at end of
   period.................               1,012,408     923,905     951,303     886,632     684,210     332,893     174,242
Small Company Growth
  Sub-Account:
  Unit value at beginning
   of period..............                   $1.62       $1.54       $1.17       $1.11       $1.00
  Unit value at end of
   period.................                    1.74       $1.62       $1.54       $1.17       $1.11***
  Number of units
   outstanding at end of
   period.................                 109,961     114,187     124,882      72,272      14,148

                             PERIOD FROM
                             OCTOBER 26,
                               1990 TO
                            DECEMBER 31,
                                1990*
                            -------------
Growth Sub-Account:
  Unit value at beginning
   of period..............        $6.06
  Unit value at end of
   period.................        $6.60
  Number of units
   outstanding at end of
   period.................    6,024,553
Bond Sub-Account:
  Unit value at beginning
   of period..............        $1.00
  Unit value at end of
   period.................        $1.02
  Number of units
   outstanding at end of
   period.................       20,037
Money Market Sub-Account:
  Unit value at beginning
   of period..............           --**
  Unit value at end of
   period.................           --
  Number of units
   outstanding at end of
   period.................           --
Asset Allocation
  Sub-Account:
  Unit value at beginning
   of period..............        $1.00
  Unit value at end of
   period.................        $1.04
  Number of units
   outstanding at end of
   period.................       13,616
Mortgage Securities
  Sub-Account:
  Unit value at beginning
   of period..............           --**
  Unit value at end of
   period.................           --
  Number of units
   outstanding at end of
   period.................           --
Index 500 Sub-Account:
  Unit value at beginning
   of period..............        $1.00
  Unit value at end of
   period.................        $1.05
  Number of units
   outstanding at end of
   period.................        5,000
Small Company Growth
  Sub-Account:
  Unit value at beginning
   of period..............
  Unit value at end of
   period.................
  Number of units
   outstanding at end of
   period.................

  * The condensed financial information is presented for the period from October 26, 1990 to December 31, 1990. October 26, 1990 was the effective date of the 1933 Act Registration for Minnesota Mutual Variable Fund D after its reorganization as a unit investment trust.
 ** As of December 31, 1990, no contract owners had elected to allocate payments to the Money Market and Mortgage Securities sub-accounts; accordingly, condensed financial information is not presented for the period from October 26, 1990 to December 31, 1990.
*** The information for the sub-account is shown for the period May 3, 1993 to December 31, 1993. May 3, 1993 was the effective date of the 1933 Act Registration Statement for the sub-account.

                                                                        PAGE A-1

APPENDIX B - TYPES OF QUALIFIED PLANS

PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX EXEMPT ORGANIZATIONS

Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.

Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of:

    -  elective contributions made in years beginning after December 31, 1988;

    -  earnings on those contributions; and

    - earnings in such years on amounts held as of the last year beginning before January 1, 1989.

Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity, hereinafter referred to as an "IRA". Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a Contract for use with an IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Services or other appropriate agency. Such purchasers will have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase. A Qualified Contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.

Earnings in an IRA are not taxed until distribution. IRA contributions are limited each year to the lesser of $2,000 or 100% of the Owner's adjusted gross income and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

                                                                        PAGE B-1

SIMPLIFIED EMPLOYEE PENSION (SEP) IRAS

Employers may establish Simplified Employee Pension (SEP) IRAs under Code section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this annuity is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the annuity.

DEFERRED COMPENSATION PLANS

Code Section 457 provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account with respect to non-governmental Section 457 plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer and, depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its
Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

                                                                        PAGE B-2

                                     PART B

                         INFORMATION REQUIRED IN A STATEMENT

                             OF ADDITIONAL INFORMATION

                                   Variable Fund D

             Cross Reference Sheet to Statement of Additional Information



Form N-4

Item Number    Caption in Statement of Additional Information
     15.       Cover Page

     16.       Table of Contents

     17.       Variable Fund D

     18.       Not Applicable

     19.       Not Applicable

     20.       Distribution of Contracts

     21.       Not Applicable

     22.       Annuity Payments

     23.       Financial Statements

                                   VARIABLE FUND D

                         Statement of Additional Information

            The date of this document and the Prospectus is:  May 3, 1999

This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with Variable Fund D's current Prospectus, bearing the same date, which may be obtained by calling Variable Fund D at (651) 665-3500, or writing Variable Fund D at Minnesota Mutual Center, 400 Robert Street North, St. Paul, Minnesota 55101-2098.


TABLE OF CONTENTS

Variable Fund D

Directors and Principal Management Officers of Minnesota Life

Other Contracts

Distribution of Contracts

Annuity Payments

Auditors

Financial Statements

Appendix A - Calculation of Unit Values

                                   VARIABLE FUND D

Variable Fund D ("Variable Fund D") is a separate account of Minnesota Life Insurance Company ("Minnesota Life"). Variable Fund D is registered as a unit investment trust. Prior to the Reorganization of the Fund in October of 1990 and the establishment of its several sub-accounts, the Fund was an open-end, diversified, management investment company investing in a diversified portfolio of equity securities, mainly common stocks.

            DIRECTORS AND PRINCIPAL MANAGEMENT OFFICERS OF MINNESOTA LIFE


     DIRECTORS                     PRINCIPAL OCCUPATION
     ---------                     --------------------
Giulio Agostini               Senior Vice President, Finance and Administrative
                              Services, 3M, St. Paul, Minnesota

Anthony L. Andersen           Chair-Board of Directors, H. B. Fuller Company,
                              St. Paul, Minnesota, since June 1995, prior
                              thereto for more than five years President and
                              Chief Executive Officer, H. B. Fuller Company
                              (Adhesive Products)

Leslie S. Biller              Vice Chairman and Chief Operating Officer, Wells
                              Fargo & Company, San Francisco, California
                              (Banking)

John F. Grundhofer            President, Chairman and Chief Executive Officer,
                              U.S. Bancorp, Minneapolis, Minnesota (Banking)

David S. Kidwell, Ph.D.       Dean and Professor of Finance, The Curtis L.
                              Carlson School of Management, University of
                              Minnesota, Minneapolis, Minnesota

Reatha C. King, Ph.D.         President and Executive Director, General Mills
                              Foundation, Minneapolis, Minnesota

William B. Lawson, Sr.        Chairman and Chief Executive Officer, Lawson
                              Software, Minneapolis, Minnesota

Thomas E. Rohricht            Of Counsel, Doherty, Rumble & Butler Professional
                              Association, St. Paul, Minnesota (Attorneys)

Robert L. Senkler             Chairman of the Board, President and Chief
                              Executive Officer, Minnesota Life Insurance
                              Company, since August 1995; prior thereto for more
                              than five years Vice President and Actuary,
                              Minnesota Life Insurance Company

Michael E. Shannon            Chairman, Chief Financial and Administrative
                              Officer, Ecolab, Inc., St. Paul, Minnesota
                              (Develops and Markets Cleaning and Sanitizing
                              Products)

Frederick T. Weyerhaeuser     Retired since April 1998, prior thereto Chairman
                              and Treasurer, Clearwater Investment Trust since
                              May 1996, prior thereto for more than five years,
                              Chairman, Clearwater Management Company, St. Paul,
                              Minnesota (Financial Management)

Principal Officers (other than Directors)

              Name                    Position
          John F. Bruder           Senior Vice President

          Keith M. Campbell        Senior Vice President

          Robert E. Hunstad        Executive Vice President

          James E. Johnson         Senior Vice President and Actuary

          Dennis E. Prohofsky      Senior Vice President, General Counsel and
                                   Secretary

          Gregory S. Strong        Senior Vice President and Chief Financial
                                   Officer

          Terrence M. Sullivan     Senior Vice President

          Randy F. Wallake         Senior Vice President

          William N. Westhoff      Senior Vice President and Treasurer

All Directors who are not also officers of Minnesota Life have had the principal occupation (or employers) shown for at least five years. All officers of Minnesota Life have been employed by Minnesota Life for at least five years with the exception of Mr. Westhoff. Mr. Westhoff has been employed by Minnesota Life since April 1998. Prior thereto, Mr. Westhoff was employed by American Express Financial Corporation, Minneapolis, Minnesota, from August 1994 to October 1997 as Senior Vice President, Global Investments and from November 1989 to July 1994 as Senior Vice President, Fixed Income Management.

                                   OTHER CONTRACTS

In addition to the contracts described in the Prospectus, Minnesota Life continually offers three types of Variable Fund D variable annuity contracts, all incorporating a front-end loading of sales charges. These contracts are the Individual Accumulation Annuity Contract, Group Accumulation Annuity Contract and Group Deposit Administration Variable Annuity Contracts.

                              DISTRIBUTION OF CONTRACTS

The contracts will be continuously sold by Minnesota Life insurance agents who are also registered representatives of Ascend Financial Services, Inc. or other broker-dealers who have entered into selling agreements with Ascend Financial. Ascend Financial acts as the principal underwriter of the contracts. Ascend Financial Services, Inc. is a wholly-owned subsidiary of Advantus Capital Management, Inc., which is a wholly-owned subsidiary of Minnesota Life. Advantus Capital Management, Inc., is the investment adviser for Variable Fund D and also a wholly-owned subsidiary of Minnesota Life. Ascend Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

Amounts paid by Minnesota Life for payment to the underwriter for 1998 was $126,676. These include payments made by Minnesota Life on behalf of the underwriter. Agents of Minnesota Life who are also registered representatives of Ascend Financial are compensated directly by Minnesota Life.


                                   ANNUITY PAYMENTS

Please see Appendix A to this Statement of Additional Information for an illustration of the calculation of annuity unit values and of a variable annuity payment, showing the method used for the calculation of both the initial and subsequent payments.


                                       AUDITORS

The financial statements of Variable Fund D and the Consolidated Financial Statements of Minnesota Life Insurance Company included in this Statement of Additional Information have been audited by KPMG Peat Marwick LLP, 4200 Norwest Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, independent auditors, as indicated in their reports in this Statement of Additional Information, and are included herein in reliance upon such reports and upon the authority of such firm as experts in accounting and auditing.

                                      APPENDIX A

                       CALCULATION OF ACCUMULATION UNIT VALUES

Calculation of the net investment factor and the accumulation unit value may be illustrated by the following hypothetical example. Assume the accumulation unit value of Variable Fund D Growth Sub-Account on the immediately preceding valuation period was $6.499041. Assume the following about the Series Fund Growth Portfolio: (a) the net asset value per share of the Growth Portfolio was $1.394438 at the end of the current valuation period; (2) the Growth Portfolio declared a per share dividend and capital gain distribution in the amount of $.037162 during the current valuation period; and (3) the net asset value per share of the Growth Portfolio was $1.426879 at the end of the preceding valuation period.

The gross investment rate for the valuation period would be equal to 1.0033086 (1.394438 plus .037162 divided by 1.426879). The net investment rate for the valuation period is determined by deducting the total Growth Sub-Account expenses from the gross investment rate. Total Growth Sub-Account expenses of
 .0000162 is equal to .0000315 for mortality and risk expense (the daily equivalent of .795% assuming 252 valuation dates per year) less .0000093 for the investment management fee reimbursement (the daily equivalent of .235% assuming 252 valuation dates per year) less .0000060 for the other expense reimbursement (the daily equivalent of .150% assuming 252 valuation dates per year). The net investment rate equals 1.0032924 (1.0033086 minus .0000162).

The accumulation unit value at the end of the valuation period would be equal to the value on the immediately preceding valuation date ($6.499041) multiplied by the net investment factor for the current valuation period (1.003294), which produces $6.520438.

CALCULATION OF ANNUITY UNIT VALUES AND VARIABLE ANNUITY PAYMENT

The determination of the annuity unit value and the annuity payment may be illustrated by the following hypothetical example. Assume that the contract has been in force for more than ten years so that no deferred sales charge will apply and that there is no deduction for annuity premium taxes. Assume further that at the date of his or her retirement, the annuitant has credited to his or her account 30,000 accumulation units, and that the value of an accumulation unit on the valuation date next following the fourteenth day of the preceding month was $1.150000, producing a total value of $34,500. Assume also that the annuitant elects an option for which the table in the contract indicates the first monthly payment is $6.57 per $1,000 of value applied; the annuitant's first monthly payment would thus be 34.500 multiplied by $6.57, or $226.67.

Assume that the annuity unit value on the due date of the first payment was $1.100000. When this is divided into the first monthly payment, the number of annuity units represented by that payment is determined to be 206.064. The value of this same number of annuity units will be paid in each subsequent month.

Assume further that the accumulation unit value on the valuation date next following the fourteenth day of the succeeding month is $1.160000. This is divided by the accumulation unit value on the preceding monthly valuation date ($1.150000) to produce a ratio of 1.008696.

Multiplying this ratio by .997137 to neutralize the assumed investment rate of 3.5% per annum already taken into account in determining annuity units as described above, produces a result of 1.005808. This is then multiplied by the preceding annuity unit value ($1.100000) to produce a current annuity value of $1.106390.

The second monthly payment is then determined by multiplying the fixed number of annuity units (206.064) by the current annuity unit value ($1.106390), which produces a second monthly annuity payment of $227.99.

                                      PART C

                                OTHER INFORMATION

                               Variable Fund D


                  Cross Reference Sheet to Other Information


Form N-4

Item Number

   24.         Financial Statements and Exhibits

   25.         Directors and Officers of the Depositor

   26. Persons Controlled by or Under Common Control with the Depositor or Registrant

   27.         Number of Contract Owners

   28.         Indemnification

   29.         Principal Underwriters

   30.         Location of Accounts and Records

   31.         Management Services

   32.         Undertakings

PART C. OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


    (a) Audited Financial Statements of Variable Fund D and Minnesota Life Insurance Company for the period ended December 31, 1998, are included in Part B of this filing and consist of the following:



To be Filed by Subsequent Amendment.


    (b) Exhibits


         1. The Resolution of The Minnesota Mutual Life Insurance Company's Board of Trustees establishing Minnesota Mutual Variable Fund D previously filed as this exhibit to Registrant's Form N-4, File Number 2-89208, Post-Effective Amendment Number 15, is hereby incorporated by reference.


         2. Not applicable.


         3. Distribution Agreement dated July 10, 1990 previously filed as this exhibit to Registrant's Form N-4, File Number 2-89208, Post-Effective Amendment Number 15, is hereby incorporated by reference.

         4. (a) The specimen copy of the Flexible Payment Deferred Variable Annuity Contract, form number 83-9053 Rev. 5-84 previously filed as this exhibit to Registrant's Form N-4, File Number 2-89208, Post-Effective Amendment Number 15, is hereby incorporated by reference.

            (b) The specimen copy of the Single Payment Deferred Variable
                Annuity Contact, form number 83-9054 Rev. 5-84 previously filed as this exhibit to Registrant's Form N-4, File Number 2-89208, Post-Effective Amendment Number 15, is hereby incorporated by reference.

            (c) The specimen copy of the H.R. 10 Agreement, form number 83-
                9057 previously filed as this exhibit to Registrant's Form N-4, File Number 2-89208, Post-Effective Amendment Number 15, is hereby incorporated by reference.

            (d) The specimen copy of the IRA Agreement, form number 83-9058
                Rev. 3-1997 previously filed as this exhibit to Registrant's Form N-4, File Number 2-89208, Post-Effective Amendment Number 15 is hereby incorporated by reference.

            (e) The specimen copy of the Tax-Sheltered Annuity Amendment, form number MHC-88-9213.

            (f) Endorsement 90-9243, to be used with Flexible Payment Deferred
                Variable Annuity Contract, form 83-9053 Rev. 5-84 and Single Payment Deferred Variable Annuity Contract, form 83-9054 Rev. 5-84 previously filed as this exhibit to Registrant's Form N-4, File Number 2-89208, Post-Effective Amendment Number 15, is hereby incorporated by reference.

            (g) Individual Retirement Annuity (IRA) Agreement, SEP,
                Traditional IRA and Roth-IRA, form number MHC-97-9418.

            (h) Individual Retirement Annuity, SIMPLE - (IRA) Agreement, form number MHC-98-9431.

         5. Application, form number 83-9056 Rev. 3-87 previously filed as this exhibit to Registrant's Form N-4, File Number 2-89208, Post-Effective Amendment Number 15, is hereby incorporated by reference.

         6. (a) The Restated Certificate of Incorporation.

            (b) The Bylaws of Minnesota Life Insurance Company.


         7. Not applicable.


         8. The Agreement and Plan of Reorganization previously filed as this exhibit to Registrant's Form N-4, File Number 2-89208, Post Effective Amendment Number 15, is hereby incorporated by reference.



         9. Opinion and Consent of Donald F. Gruber, Esq., to be filed by subsequent amendment.



        10. (a) Consent of KPMG Peat Marwick LLP, to be filed by subsequent amendment.



            (b) Minnesota Life Insurance Company.
                Power of Attorney to Sign Registration Statement.

        11. Not applicable.

        12. Not applicable.




ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


Name and Principal                 Positions and Offices     Positions and Offices
Business Address                   with Insurance Company        with Registrant
----------------                   ----------------------        ---------------
Giulio Agostini                    Director                      None
3M
3M Center -
 Executive 220-14W-08
St. Paul, MN 55144-1000

Anthony L. Andersen                Director                      None
H. B. Fuller Company
2424 Territorial Road
St. Paul, MN 55114

Leslie S. Biller                   Director                      None
Wells Fargo & Company
MAC 0101-121
420 Montgomery Street
San Francisco, CA 94104

John F. Bruder                     Senior Vice President         None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101

Keith M. Campbell                  Senior Vice President         None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101

John F. Grundhofer                 Director                      None
U.S. Bancorp
601 2nd Avenue South
Suite 2900
Minneapolis, MN 55402-4302

Robert E. Hunstad                  Executive Vice President      None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101

James E. Johnson                   Senior Vice President         None
Minnesota Life Insurance           and Actuary
 Company
400 Robert Street North
St. Paul, MN 55101

David S. Kidwell, Ph.D.            Director                      None
The Curtis L. Carlson
 School of Management
University of Minnesota
321 19th Avenue South
Minneapolis, MN 55455

Reatha C. King, Ph.D.              Director                      None
General Mills Foundation
P. O. Box 1113
Minneapolis, MN 55440

William B. Lawson, Sr.             Director                      None
Lawson Software
1300 Godward Street
Minneapolis, MN 55413

Dennis E. Prohofsky                Senior Vice President,        None
Minnesota Life Insurance           General Counsel and
 Company                           Secretary
400 Robert Street North
St. Paul, MN 55101

Thomas E. Rohricht                 Director                      None
Doherty, Rumble & Butler
 Professional Association
2800 Minnesota World Trade
 Center
30 East Seventh Street
St. Paul, MN 55101-4999

Robert L. Senkler                  Chairman, President and       None
Minnesota Life Insurance           Chief Executive Officer
 Company
400 Robert Street North
St. Paul, MN 55101

Michael E. Shannon                 Director                      None
Ecolab, Inc.
370 Wabasha Street
Ecolab Center
St. Paul, MN 55102

Gregory S. Strong                  Senior Vice President         None
Minnesota Life Insurance           and Chief Financial
 Company                           Officer
400 Robert Street North
St. Paul, MN 55101

Terrence M. Sullivan               Senior Vice President         None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101

Randy F. Wallake                   Senior Vice President         None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101

William N. Westhoff                Senior Vice President         None
Minnesota Life Insurance           and Treasurer
 Company
400 Robert Street North
St. Paul, MN 55101

Frederick T. Weyerhaeuser          Director                      None
Clearwater Investment Trust
332 Minnesota Street
Suite W-2090
St. Paul, MN 55101-1308

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

          Securian Holding Company (Delaware)

Wholly-owned subsidiary of Securian Holding Company:

          Securian Financial Group, Inc. (Delaware)

Wholly-owned subsidiary of Securian Financial Group, Inc.

          Minnesota Life Insurance Company

Wholly-owned subsidiaries of Minnesota Life Insurance Company:

          Advantus Capital Management, Inc.
          HomePlus Insurance Company
          Northstar Life Insurance Company (New York)
          The Ministers Life Insurance Company
          MIMLIC Life Insurance Company (Arizona)
          Robert Street Energy, Inc.
          Capitol City Property Management, Inc.
          Personal Finance Company (Delaware)
          Enterprise Holding Corporation

Wholly-owned subsidiary of Advantus Capital Management, Inc.:

          Ascend Financial Services, Inc.

Wholly-owned subsidiaries of Ascend Financial Services, Inc.:

          MIMLIC Insurance Agency of Massachusetts, Inc. (Massachusetts) MIMLIC Insurance Agency of Texas, Inc. (Texas)
          Ascend Insurance Agency of Nevada, Inc. (Nevada)
          Ascend Insurance Agency of Oklahoma, Inc. (Oklahoma)

Wholly-owned subsidiaries of Enterprise Holding Corporation:

          Financial Ink Corporation
          Oakleaf Service Corporation
          Concepts in Marketing Research Corporation
          Concepts in Marketing Services Corporation
          Lafayette Litho, Inc.
          DataPlan Securities, Inc. (Ohio)
          MIMLIC Imperial Corporation
          MIMLIC Funding, Inc.
          MCM Funding 1997-1, Inc.
          MCM Funding 1998-1, Inc.
          MIMLIC Venture Corporation
          HomePlus Insurance Agency, Inc.
          Ministers Life Resources, Inc.
          Wedgewood Valley Golf, Inc.

Wholly-owned subsidiary of HomePlus Insurance Agency, Inc.:

          HomePlus Insurance Agency of Texas, Inc. (Texas)

Majority-owned subsidiary of Ascend Financial Services, Inc.:

          MIMLIC Insurance Agency of Ohio, Inc. (Ohio)

Open-end registered investment company offering shares solely to separate accounts of Minnesota Life Insurance Company:

          Advantus Series Fund, Inc.

Fifty percent-owned subsidiary of MIMLIC Imperial Corporation:

          C.R.I. Securities, Inc.

Majority-owned subsidiaries of Minnesota Life Insurance Company:

          Advantus Enterprise Fund, Inc.
          Advantus International Balanced Fund, Inc.
          Advantus Venture Fund, Inc.
          Advantus Real Estate Securities Fund, Inc.

Less than majority owned, but greater than 25% owned, subsidiaries of Minnesota Life Insurance Company:

          Advantus Money Market Fund, Inc.
          MIMLIC Cash Fund, Inc.
          Advantus Cornerstone Fund, Inc.
          Advantus Index 500 Fund, Inc.

Less than 25% owned subsidiaries of Minnesota Life Insurance Company:

          Advantus Horizon Fund, Inc.
          Advantus Spectrum Fund, Inc.
          Advantus Mortgage Securities Fund, Inc.
          Advantus Bond Fund, Inc.

Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

ITEM 27.  NUMBER OF CONTRACT OWNERS


As of March 25, 1998, the number of holders of securities for this Registration Statement were as follows:


                                                 Number of Record
                  Title of Class                      Holders
                  --------------                 ----------------

             Variable Annuity Contracts                 343


ITEM 28.  INDEMNIFICATION

The State of Minnesota has an indemnification statute, found at Minnesota Statutes 300.083, as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys' fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.

Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or; (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.


The Bylaws of Minnesota Life Insurance Company expressly reaffirm the Company's intention to extend the statutory indemnification with respect to officers and directors who serve on outside activities such as the Variable Fund Committee. The Company has extended this same protection to outside members of the Variable Fund Committee, a power specifically granted to domestic life insurance companies by the statutory provision.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Minnesota Life Insurance Company and Variable Fund D pursuant to the foregoing provisions, or otherwise, Minnesota Life Insurance Company and Variable Fund D have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Minnesota Life Insurance Company and Variable Fund D of expenses incurred or paid by a director, officer or controlling person of Minnesota Life Insurance Company and Variable Fund D in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, Minnesota Life Insurance Company and Variable Fund D will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29.  PRINCIPAL UNDERWRITERS


    (a) The principal underwriter is Ascend Financial Services, Inc. Ascend Financial Services, Inc. is also the principal underwriter for twelve mutual funds Advantus Horizon Fund, Inc.; Advantus Spectrum Fund, Inc.; Advantus Money market Fund, Inc.' Advantus Mortgage Securities Fund, Inc.; Advantus Bond Fund, Inc.; Advantus Cornerstone Fund, Inc.; Advantus Enterprise Fund, Inc.; Advantus International Balanced Fund, Inc.; Advantus Venture Fund, Inc.; Advantus Index 500 Fund, Inc.; Advantus Real Estate Securities Fund, Inc.; and the MIMLIC Cash Fund, Inc. and for four additional separate accounts of Minnesota Life Insurance Company, all of which offer annual contracts and life insurance policies on a variable basis.


    (b) Directors and officers of the Underwriter.


                                DIRECTORS AND OFFICERS


                                   Positions and                 Positions and
Name and Principal                 Offices                       Offices
Business Address                   with Underwriter              with Registrant
------------------                 ----------------              ---------------
Robert E. Hunstad                  Director                      None
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101

George I. Connolly                 President, Chief              None
Ascend Financial Services, Inc.    Executive Officer, Chief
400 Robert Street North            Compliance Officer and
St. Paul, Minnesota 55101          Director

Margaret Milosevich                Vice President, Chief         Assistant
Ascend Financial Services, Inc.    Operations Officer,           Secretary
400 Robert Street North            Treasurer and Secretary
St. Paul, Minnesota 55101

Dennis E. Prohofsky                Director                      None
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101

Thomas L. Clark                    Assistant Treasurer           Assistant
Ascend Financial Services, Inc.    and Assistant Secretary       Secretary
400 Robert Street North
St. Paul, Minnesota 55101


         (c) All commission and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



  Name of         Net Underwriting   Compensation on
 Principal         Discounts and      Redemption or     Brokerage       Other
Underwriter         Commissions       Annuitization    Commissions   Compensation
-----------       ----------------   ---------------   -----------   ------------
Ascend Financial
 Services, Inc.      $126,676



Amounts paid by Minnesota Life for payment to the underwriter for 1997 includes payments made by it on behalf of the underwriter as a ministerial service pursuant to the principles described in Release No. 34-8389 (September 13, 1968).


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS


The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101-2098.


ITEM 31.  MANAGEMENT SERVICES

None.

ITEM 32.  UNDERTAKINGS

    (a) The Undertaking made as Item 37(b) to Registrant's Form N-3, File Number 2-89208, Post-Effective Amendment Number 3, is hereby incorporated by reference.

    (b) The Undertaking made as Item 37(c) to Registrant's Form N-3, File Number 2-89208, Post-Effective Amendment Number 3, is hereby incorporated by reference.

    (c) The undertaking made as Item 37(d) to Registrant's Form N-3, File Number 2-89208, Post-Effective Amendment Number 3, is hereby incorporated by reference.


    (d) Minnesota Life Insurance Company hereby represents that, as to the variable annuity policies which are the subject of this Registration Statement, File No. 2-89208, the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the service rendered, the expenses expected to be incurred and the risks assumed by the Minnesota Life
        Insurance Company.

                                     SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of St. Paul and the State of Minnesota on the 3rd day of March, 1999.

                                        VARIABLE FUND D
                                        (Registrant)

                                        By: MINNESOTA LIFE INSURANCE COMPANY
                                            (Depositor)


                                        By
                                           -------------------------------------
                                                     Robert L. Senkler
                                               Chairman of the Board, President
                                                  and Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, the Depositor, Minnesota Life Insurance Company, has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Saint Paul, and State of Minnesota, on the 3rd day of March, 1999.

                                        MINNESOTA LIFE INSURANCE COMPANY

                                        By
                                           -------------------------------------
                                                     Robert L. Senkler
                                               Chairman of the Board, President
                                                  and Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.

          Signature                Title                         Date
          ---------                -----                         ----


---------------------------        Chairman, President and       March 3, 1999
Robert L. Senkler                  Chief Executive Officer

*
---------------------------        Director
Giulio Agostini

*
---------------------------        Director
Anthony L. Andersen

*
---------------------------        Director
Leslie S. Biller

*
---------------------------        Director
John F. Grundhofer

*
---------------------------        Director
David S. Kidwell, Ph.D.

*
---------------------------        Director
Reatha C. King, Ph.D.


---------------------------        Director
William B. Lawson, Sr.

*
---------------------------        Director
Thomas E. Rohricht

*
---------------------------        Director
Michael E. Shannon

*
---------------------------        Director
Frederick T. Weyerhaeuser


---------------------------        Vice President                March 3, 1999
Gregory S. Strong                  (chief financial officer)


---------------------------        Vice President                March 3, 1999
Gregory S. Strong                  (chief accounting officer)


---------------------------        Attorney-in-Fact              March 3, 1999
Dennis E. Prohofsky

* Pursuant to power of attorney dated October 19, 1998, a copy of which is filed herewith.

                                    EXHIBIT INDEX

Exhibit Number      Description of Exhibit
--------------      ----------------------
          4.        (e)  The specimen copy of the Tax-Sheltered Annuity
                         Amendment, form number MHC-88-9213

                    (g)  Individual Retirement Annuity (IRA) Agreement, SEP,
                         Traditional IRA and Roth-IRA, form number MHC-97-9418.

                    (h)  Individual Retirement Annuity, SIMPLE - (IRA)
                         Agreement, form number MHC-98-9431.

          6.        (a)  The Restated Certificate of Incorporation.

                    (b)  The Bylaws of Minnesota Life Insurance Company

         10.             Minnesota Life Insurance Company Power of Attorney to
                         Sign Registration Statement